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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08555

Evergreen Money Market Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an semi-annual filing for 9 of its series, Evergreen California Municipal Money Market Fund, Evergreen Florida Municipal Money Market Fund, Evergreen Money Market Fund, Evergreen Municipal Money Market Fund, Evergreen New Jersey Municipal Money Market Fund, Evergreen New York Municipal Money Market Fund, Evergreen Pennsylvania Municipal Money Market Fund, Evergreen Treasury Money Market Fund, Evergreen U.S. Government Money Market Fund for the year ended July 31, 2004. These 9 series have a January 31 fiscal year end.

Date of reporting period: July 31, 2004

Item 1 - Reports to Stockholders.

Evergreen California Municipal Money Market Fund

Evergreen California Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen California Municipal Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail

1

LETTER TO SHAREHOLDERS continued

sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were

2

LETTER TO SHAREHOLDERS continued

exacerbated by rising gasoline prices and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ECMXX	N/A	ECUXX

6-month return	0.17%	0.03%	0.32%

Average annual return

1 year	0.31%	0.06%	0.61%

Since portfolio inception	0.66%	0.42%	1.00%

7-day annualized yield	0.38%	0.08%	0.68%

30-day annualized yield	0.34%	0.05%	0.64%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A and I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been reimbursed, returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	(2/1/2004)	(7/31/2004)	Period*

Actual
Class A	$1,000.00	$1,001.68	$4.78
Class S	$1,000.00	$1,000.31	$6.12
Class I	$1,000.00	$1,003.17	$3.29
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.09	$4.82
Class S	$1,000.00	$1,018.75	$6.17
Class I	$1,000.00	$1,021.58	$3.32

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.96% for Class A, 1.23% for Class S and 0.66% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.17%	0.40%	0.92%	0.40%
Ratios and supplemental data
Net assets, end of period (thousands)	$73,943	$87,673	$122,687	$117,217
Ratios to average net assets
Expenses[3]	0.96%[4]	0.94%	0.88%	0.89%[4]
Net investment income	0.33%[4]	0.41%	0.88%	1.12%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.19%	0.68%	0.29%
Ratios and supplemental data
Net assets, end of period (thousands)	$16,483	$25,427	$41,997	$41,972
Ratios to average net assets
Expenses[3]	1.23%[4]	1.15%	1.11%	1.19%[4]
Net investment income	0.06%[4]	0.20%	0.65%	0.83%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.32%	0.70%	1.22%	0.59%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,258	$11,447	$20,169	$168
Ratios to average net assets
Expenses[3]	0.66%[4]	0.64%	0.58%	0.58%[4]
Net investment income	0.64%[4]	0.69%	0.99%	1.42%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2004  (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 1.0%
Water & Sewer 1.0%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj. Ser. A, 3.10%, 8/18/2004
(cost $1,000,000)	$ 1,000,000	$ 1,000,000
MUNICIPAL OBLIGATIONS 98.8%
Airport 3.1%
San Francisco, CA City & Cnty. Arpt. RB MSTR, (Liq.: Societe Generale), 1.15%, VRDN	2,960,000	2,960,000
Capital Improvements 1.8%
Palm Springs, CA COP, PFOTER, (Insd. by Westdeutche Landesbank AG), 1.20%, VRDN	1,700,000	1,700,000
Community Development District 12.9%
California CDA COP, House Ear Institute, (LOC: JP Morgan Chase Bank), 1.08%, VRDN	1,400,000	1,400,000
California CDA RB, Univ. Retirement Proj., (LOC: Bank of America), 1.10%, VRDN	1,000,000	1,000,000
San Diego, CA Pub. Facs. Fin. Auth. Lease RB, PFOTER, (SPA: Merrill Lynch & Co. & Insd. by AMBAC), 1.18%, VRDN	10,000,000	10,000,000
San Jose, CA Redev. Agcy. RB, Variable Merged Area Redev. Proj. Ser. A, (LOC: JP Morgan Chase Bank), 1.04%, VRDN	50,000	50,000
12,450,000
Education 6.2%
Midway, CA Sch. Dist. COP, Refinancing Proj., Ser. 2000, (LOC: Union Bank of California), 1.34%, VRDN	4,555,000	4,555,000
San Diego Cnty., CA COP, Friends Of Chabad Proj., (LOC: Comerica Bank), 1.16%, VRDN	1,400,000	1,400,000
5,955,000
General Obligation - State 4.2%
California GO, PFOTER, PA-1164, (SPA: Merrill Lynch & Co.), 1.28%, VRDN	4,100,000	4,100,000
Housing 40.4%
California Hsg. Fin. Agcy. Home Mtge. RB:
Ser. F, (SPA: Dexia Credit Local), 1.11%, VRDN	5,165,000	5,165,000
Ser. H, (SPA: Dexia Credit Local), 1.09%, VRDN	5,000,000	5,000,000
Class B Revenue Bond Certificate Trust, SCSP Corp., Ser. 2002-1, (Insd. by America International Group, Inc.), 1.48%, VRDN	7,000,000	7,000,000
Freddie Mac Affordable Hsg. RB, Ser. M001 Class A, 1.23%, VRDN	2,987,800	2,987,800
PFOTER, (SPA: Merrill Lynch & Co.), 1.27%, 8/19/2004	4,000,000	4,000,000
San Jose, CA MHRB, PFOTER, (SPA: Merrill Lynch & Co.), 1.22%, VRDN	14,000,000	14,000,000
Simi Valley, CA MHRB, PFOTER, (LOC: Danske Bank), 1.15%, VRDN	900,000	900,000
39,052,800
Manufacturing 21.5%
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., 1.75%, VRDN	1,500,000	1,500,000
California CDA RB, Tri-H Investors Proj., (LOC: Union Bank of California), 1.45%, VRDN	960,000	960,000
California EDA RB, Killion Inds. Proj., (LOC: Union Bank of California), 2.58%, VRDN	2,760,000	2,760,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Manufacturing continued
California Infrastructure & EDRB, Haig Precision Manufacturing Corp., (SPA: Bank of the West), 1.30%, VRDN	$ 2,420,000	$ 2,420,000
Chula Vista, CA IDA RB, Sutherland/Palumbo Proj., (LOC: Union Bank of California), 2.08%, VRDN	2,085,000	2,085,000
Douglas Cnty., GA IDRB, Electrical Fiber Sys. Proj., (LOC: Regions Bank), 1.48%, VRDN	1,800,000	1,800,000
Frankfort, IN EDRRB, General Seating of America Proj., (LOC: Mizuho Bank, Ltd.), 4.13%, VRDN	1,275,000	1,275,000
Glenn Cnty., CA IDA PCRB, Land O'Lakes, Inc. Proj. Ser. 1995, (LOC: JP Morgan Chase Bank), 1.25%, VRDN	1,900,000	1,900,000
Los Angeles, CA IDA RB, Kairak, Inc. Proj., (LOC: U.S. Bank), 1.28%, VRDN	1,535,000	1,535,000
Martin Cnty., NC Indl. Facs. PCRRB, Weyerhaeuser Co. Proj., 1.92%, VRDN	300,000	300,000
Puerto Rico Med. & Env. PCRB, Becton Dickinson & Co., 1.35%, 3/1/2005	4,205,000	4,205,000
20,740,000
Resource Recovery 1.0%
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Wst. Mgmt., Inc., (LOC: Bank of America), 2.90%, 6/1/2005	1,000,000	1,000,000
Sales Tax 4.1%
California Econ. Recovery RB, Ser. C-12, (SPA: DEPFA Bank), 1.07%, VRDN	4,000,000	4,000,000
Tobacco Revenue 2.2%
Tobacco Securitization Auth., CA RB, PFOTER, (LOC: Westdeutche Landesbank & SPA: Merrill Lynch & Co.), 1.19%, VRDN	1,625,000	1,625,000
Tobacco Settlement Fin. Corp., NY RB, PFOTER, (SPA: Merrill Lynch & Co.), 1.17%, VRDN	510,000	510,000
2,135,000
Utility 1.4%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 1.25%, VRDN	800,000	800,000
Sheboygan, WI PCRB, Wisconsin Pwr. & Light Proj., 1.22%, VRDN	600,000	600,000
1,400,000
Total Municipal Obligations (cost $95,492,800)		95,492,800
Total Investments (cost $96,492,800) 99.8%		96,492,800
Other Assets and Liabilities 0.2%		191,616
Net Assets 100.0%		$ 96,684,416
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
EDRRB	Economic Development Refunding Revenue Bond
GO	General Obligation
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipts
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
SPA	Security Purchase Agreement
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of July 31, 2004:

California	75.1%
Delaware	7.3%
Puerto Rico	4.4%
Georgia	1.9%
West Virginia	1.6%
Wisconsin	1.5%
Indiana	1.3%
New Hampshire	1.0%
New York	0.5%
North Carolina	0.3%
Non-state specific	5.1%
100.0%

The following table shows the percent of total investments by maturity as of July 31, 2004:

2-7 days	89.4%
8-60 days	5.2%
121-240 days	4.4%
241+ days	1.0%
100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2004:

Tier 1	94.3%
Tier 2	5.7%
100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004  (unaudited)

Assets
Investments at amortized cost	$ 96,492,800
Cash	47,088
Receivable for Fund shares sold	5,100
Interest receivable	255,142
Prepaid expenses and other assets	17,701

Total assets	96,817,831

Liabilities
Dividends payable	3,996
Payable for Fund shares redeemed	104,331
Advisory fee payable	3,571
Distribution plan expenses payable	2,502
Due to other related parties	1,015
Accrued expenses and other liabilities	18,000

Total liabilities	133,415

Net assets	$ 96,684,416

Net assets represented by
Paid-in capital	$ 96,690,142
Overdistributed net investment income	(6,588)
Accumulated net realized gains on securities	862

Total net assets	$ 96,684,416

Net assets consists of
Class A	$ 73,943,167
Class S	16,482,826
Class I	6,258,423

Total net assets	$ 96,684,416

Shares outstanding
Class A	73,980,990
Class S	16,499,732
Class I	6,256,933

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004  (unaudited)

Investment income
Interest	$ 739,215

Expenses
Advisory fee	257,033
Distribution Plan expenses
Class A	124,846
Class S	58,443
Administrative services fee	34,271
Transfer agent fees	42,903
Trustees' fees and expenses	1,006
Printing and postage expenses	12,007
Custodian and accounting fees	15,223
Registration and filing fees	14,955
Professional fees	9,913
Other	2,668

Total expenses	573,268
Less: Expense reductions	(372)
Expense reimbursements	(15,386)

Net expenses	557,510

Net investment income	181,705

Net realized gains on securities	862

Net increase in net assets resulting from operations	$ 182,567

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 181,705		$ 791,738
Net realized gains on securities		862		1,288

Net increase in net assets resulting from operations		182,567		793,026

Distributions to shareholders from
Net investment income
Class A		(139,065)		(458,555)
Class S		(5,947)		(74,121)
Class I		(36,661)		(251,789)

Total distributions to shareholders		(181,673)		(784,465)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	192,125,931	192,125,931	496,853,113	496,853,113
Class S	22,338,088	22,338,088	70,727,088	70,727,088
Class I	44,925,963	44,925,963	197,713,687	197,713,687

		259,389,982		765,293,888

Net asset value of shares issued in reinvestment of distributions
Class A	138,962	138,962	458,927	458,927
Class S	1,802	1,802	0	0
Class I	3,064	3,064	179,374	179,374

		143,828		638,301

Payment for shares redeemed
Class A	(205,995,183)	(205,995,183)	(532,331,237)	(532,331,237)
Class S	(31,284,308)	(31,284,308)	(87,297,860)	(87,297,860)
Class I	(50,117,950)	(50,117,950)	(206,616,377)	(206,616,377)

		(287,397,441)		(826,245,474)

Net decrease in net assets resulting from capital share transactions		(27,863,631)		(60,313,285)

Total decrease in net assets		(27,862,737)		(60,304,724)
Net assets
Beginning of period		124,547,153		184,851,877

End of period		$ 96,684,416		$ 124,547,153

Overdistributed net investment income		$ (6,588)		$ (6,620)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen California Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Each class of shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.45% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.45% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee reimbursements were made. During the six months ended July 31, 2004, EIMC reimbursed expenses in the amount of $12,625 which represents 0.02% of the Fund's average daily net assets (on an annualized basis). In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $2,761 which represents 0.03% of the average daily net assets of Class S shares (on an annualized basis). As of July 31, 2004, the Fund had $43,877 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.08% of the Fund's average daily net assets.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At July 31, 2004, the Fund had the following open credit default swap contracts outstanding:

Annual Rate of
		Reference Debt	Notional	Fixed Payments	Payment
Expiration	Counterparty	Obligation	Amount	Made by the Fund	Frequency

	Bank of	Waste
6/1/2005	America	Management, Inc.	$1,000,000	0.46%	quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567512 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Florida Municipal Money Market Fund

Evergreen Florida Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Florida Municipal Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong

1

LETTER TO SHAREHOLDERS continued

and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were

2

LETTER TO SHAREHOLDERS continued

exacerbated by rising gasoline prices and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	12/29/1998

Nasdaq symbol	EFIXX	N/A	EFMXX

6-month return	0.19%	0.05%	0.34%

Average annual return

1 year	0.40%	0.11%	0.70%

5 year	1.71%	1.46%	2.02%

Since portfolio inception	1.81%	1.60%	2.11%

7-day annualized yield	0.42%	0.12%	0.72%

30-day annualized yield	0.40%	0.10%	0.70%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

as of July 31, 2004

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,001.93	$ 4.08
Class S	$1,000.00	$1,000.50	$ 5.52
Class I	$1,000.00	$1,003.43	$ 2.59
Hypothetical (5% return before expenses)
Class A	$1,000.00	$1,020.79	$ 4.12
Class S	$1,000.00	$1,019.34	$ 5.57
Class I	$1,000.00	$1,022.28	$ 2.61

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.82% for Class A, 1.11% for Class S and 0.52% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	0[1]	0[1]	-0.01	-0.02	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.19%	0.49%	0.89%	2.03%	3.48%	2.69%
Ratios and supplemental data
Net assets, end of period (thousands)	$21,222	$27,758	$30,804	$60,484	$27,519	$140,403
Ratios to average net assets
Expenses[2]	0.82%[3]	0.83%	0.87%	0.86%	0.85%	0.84%
Net investment income	0.39%[3]	0.48%	0.79%	1.89%	3.39%	2.77%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S		2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.05%	0.20%	0.59%	1.73%	1.87%
Ratios and supplemental data
Net assets, end of period (thousands)	$270,929	$259,620	$242,800	$206,592	$163,045
Ratios to average net assets
Expenses[3]	1.11%[4]	1.12%	1.17%	1.15%	1.16%[4]
Net investment income	0.10%[4]	0.20%	0.52%	1.58%	3.08%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I1		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.34%	0.79%	1.20%	2.34%	3.79%	3.01%
Ratios and supplemental data
Net assets, end of period (thousands)	$5,264	$6,699	$2,785	$260	$71	$105
Ratios to average net assets
Expenses[3]	0.52%[4]	0.56%	0.57%	0.51%	0.55%	0.54%
Net investment income	0.69%[4]	0.78%	0.99%	2.20%	3.69%	3.07%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2004 (unaudited)

	Principal Amount
		Value

MUNICIPAL OBLIGATIONS 99.9%
Airport 9.4%
Miami-Dade Cnty., FL IDA RB, Flightsafety Proj.:
Ser. A, 1.36%, VRDN	$ 8,910,000	$ 8,910,000
Ser. B, (Gtd. by Boeing Co.), 1.36%, VRDN	19,030,000	19,030,000
27,940,000
Capital Improvements 4.0%
Capital Trust PFOTER, Seminole Convention, 1.48%, VRDN	11,790,000	11,790,000
Continuing Care Retirement Community 1.3%
Palm Beach Cnty., FL IDRB, Gulfstream Goodwill Hlth., (LOC: SouthTrust Bank),
1.23%, VRDN	2,790,000	2,790,000
St. Petersburg, FL Hlth. Fac. Auth. RB, Florida Blood Svcs., Inc. Proj., 1.18%,
VRDN	1,100,000	1,100,000
3,890,000
Education 18.4%
Anderson, IN Sch. Building Corp. BAN, 2.00%, 12/31/2004	2,000,000	2,002,058
Florida Board of Ed. Lottery COP, Eagle Trust Cert., (Liq.: Citibank & Insd. by
AMBAC), 1.14%, VRDN	2,600,000	2,600,000
Hillsborough Cnty., FL Sch. Board COP, Ser. 2000-E, (Liq.: Bank of America &
Insd. by MBIA), 1.23%, VRDN	4,590,000	4,590,000
Illinois Fin. Auth. Sch. RB, Ser. A, 1.80%, 12/1/2004	2,000,000	2,003,604
Miami-Dade Cnty., FL Edl. Facs. Auth. RB, Florida Mem. College Proj., 1.08%,
VRDN	8,200,000	8,200,000
Orange Cnty., FL Sch. Board COP:
1.12%, VRDN	300,000	300,000
Ser. 328, 1.14%, VRDN	350,000	350,000
Palm Beach Cnty., FL Edl. Facs. RB, Atlantic College, 1.13%, VRDN	8,900,000	8,900,000
Pasco Cnty., FL Edl. Facs. Auth. RB, Saint Leo Univ. Proj., 1.18%, VRDN	4,660,000	4,660,000
St. Lucie Cnty., FL Sch. Board COP, 1.12%, VRDN	10,290,000	10,290,000
Univ. of So. Florida Foundation RB, Ser. A, 1.06%, VRDN	400,000	400,000
Univ. of So. Florida RB, Univ. Technology Ctr., 1.13%, VRDN	10,500,000	10,500,000
54,795,662
General Obligation - State 1.0%
California Economic Recovery GO ROC, 1.70%, 5/12/2005	3,000,000	3,000,000
Hospital 16.9%
Bay Cnty., FL RB, Methodist Home for Aging, (Insd. by FHLB), 1.22%, VRDN	7,885,000	7,885,000
Connecticut Hlth. & Edl. Facs. RB, 1.05%, VRDN	1,900,000	1,900,000
Hamilton Cnty., OH Hosp. Facs. RB, 1.18%, VRDN	5,000,000	5,000,000
Huntsville, AL Hlth. Care RB, Ser. B, 4.65%, 6/1/2005	1,000,000	1,022,747
Miami, FL Hlth. Facs. Auth. PFOTER, 1.18%, VRDN	13,300,000	13,300,000
Orange Cnty., FL Hlth. Facs. Auth. PFOTER, Ser. 171, 1.21%, VRDN	300,000	300,000
Orange Cnty., FL Hlth. Facs. Auth. RB, Hlth. Facs. Svcs., Inc. Proj., 1.08%,
VRDN	860,000	860,000
Palm Beach Cnty., FL Criminal Justice FRN, Ser. 191, 1.25%, VRDN	3,795,000	3,795,000
Palm Beach Cnty., FL RB, Jewish Community Campus Corp., 1.08%, VRDN	5,840,000	5,840,000
Pinellas Cnty., FL Hlth. Facs. Auth. RB, 3.00%, 11/15/2004	1,715,000	1,723,945
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Punta Gorda, FL Hlth. Facs. RB, Ser. 98-321, (Liq.: Morgan Stanley Dean Witter,
Inc.), 1.21%, VRDN	$ 1,329,500	$ 1,329,500
Santa Rosa Cnty., FL Hlth. Facs. RB, Baptist Hosp., 1.08%, VRDN	7,400,000	7,400,000
50,356,192
Housing 15.4%
Alachua Cnty., FL HFA RB, Hsg. Univ. Cove Apts. Proj., 1.13%, VRDN	3,985,000	3,985,000
Brevard Cnty., FL HFA RB, Shore View Apts. Proj., (LOC: Harris Trust & Savings
Bank), 1.10%, VRDN	2,200,000	2,200,000
Broward Cnty., FL HFA RB, Eagle Trust Cert., Ser. 2000-C, (Liq.: Citibank &
Insd. by GNMA), 1.30%, VRDN	100,000	100,000
Class B Revenue Bond Cert. Trust:
1.29%, VRDN	8,095,000	8,095,000
1.40%, 3/3/2005	6,530,000	6,530,000
Clipper, FL Tax Exempt COP:
Ser. 1999-2, (Liq.: State Street Corp. & Insd. by GNMA), 1.28%, VRDN	299,013	299,013
Ser. 2000-3, (Liq.: State Street Corp. & Insd. by MBIA), 1.20%, VRDN	2,156,000	2,156,000
Class A, Ser. 2000-1, 1.20%, VRDN	11,951,000	11,951,000
Florida HFA RB, 1.17%, VRDN	1,420,000	1,420,000
Osceola Cnty., FL HFA RB, 1.09%, VRDN	1,025,000	1,025,000
Palm Beach Cnty., FL HFA RB, 1.18%, VRDN	690,000	690,000
Simi Valley, CA MHRB, 1.15%, VRDN	200,000	200,000
St. Lucie Cnty., FL IDRB, 1.33%, VRDN	1,375,000	1,375,000
Volusia Cnty., FL HFA RB, Sunrise Pointe Apts., Ser. A, 1.14%, VRDN	5,700,000	5,700,000
45,726,013
Industrial Development Revenue 13.8%
Alachua Cnty., FL IDRB, Florida Inds., Inc. Proj., 1.13%, VRDN	1,000,000	1,000,000
Dade Cnty., FL IDA RB, Quipp, Inc. Proj., (LOC: Bank of Tokyo - Mitsubishi, Ltd.),
1.18%, VRDN	550,000	550,000
Escambia Cnty., FL IDRB, Daw's Manufacturing Co., Inc. Proj., (LOC: AmSouth
Bank), 1.30%, VRDN	3,500,000	3,500,000
Florida Dev. Fin. Corp. IDA RB:
Ser. A-1, 1.26%, VRDN	1,250,000	1,250,000
Ser. A-2, 1.18%, VRDN	700,000	700,000
Florida Dev. Fin. Corp. IDRB:
Enterprise Triple Crown, 1.26%, VRDN	1,250,000	1,250,000
Fort Walton Proj., 1.21%, VRDN	835,000	835,000
Novelty Crystal Proj., (LOC: SunTrust Banks), 1.21%, VRDN	1,100,000	1,100,000
Plastics Components Proj., (LOC: SunTrust Banks), 1.21%, VRDN	900,000	900,000
Suncoast Bakeries Proj., Ser. A-1, (LOC: SunTrust Banks), 1.21%, VRDN	590,000	590,000
Hillsborough Cnty., FL IDRB, Berry Packaging, Inc., 1.18%, VRDN	1,655,000	1,655,000
Jacksonville, FL Economic Dev. Commission IDRB, Crown Products Co. Proj., Ser.
1998, (LOC: SunTrust Banks), 1.21%, VRDN	900,000	900,000
Jacksonville, FL EDA RB, Hartley Press, Inc., Ser. A, 1.18%, VRDN	3,300,000	3,300,000
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Jacksonville, FL IDRB, Univ. of Florida Hlth. & Science Ctr., (LOC: Bank of
America), 1.13%, VRDN	$ 800,000	$ 800,000
Mercer Cnty., PA IDA RB, 3.53%, VRDN	4,000,000	4,000,000
Miami-Dade Cnty., FL IDA RB, Reflectone, Inc. Proj., 1.16%, VRDN	2,900,000	2,900,000
Miami-Dade Cnty., FL IDRB, Futurama Proj., 1.28%, VRDN	1,245,000	1,245,000
Pasco Cnty., FL IDRB, PAC-MED, Inc. Proj., (LOC: Bank of America), 1.18%, VRDN	2,000,000	2,000,000
Polk Cnty., FL IDA RB:
Citrus World, Inc., (LOC: SunTrust Banks), 1.33%, VRDN	1,000,000	1,000,000
Sun Orchard Florida, Inc. Proj., (LOC: Bank One Corp.), 1.30%, VRDN	1,910,000	1,910,000
Port Longview, WA Indl. Dev. Corp. Solid Wst. Disposal RB, Weyerhaeuser Co.
Proj., 1.40%, VRDN	4,000,000	4,000,000
Riviera Beach, FL IDRB, Rain Manufacturing Proj., (LOC: Bank of America), 1.18%,
VRDN	2,465,000	2,465,000
Sheboygan, WI IDRB, Vortex Liquid Color Proj., (LOC: Associated Bank), 1.37%,
VRDN	1,700,000	1,700,000
St. John's Cnty., FL IDRB, Bronz-Glow Technologies Proj., (LOC: SouthTrust
Bank), 1.38%, VRDN	1,375,000	1,375,000
40,925,000
Lease 0.4%
Koch Floating Rate Trust COP, Ser. 2000-1, (Liq.: State Street Corp. & Insd. by
AMBAC), 1.33%, VRDN	1,276,384	1,276,384
Port Authority 4.5%
Lakeland, FL Energy Sys. RB, Ser. A, 1.08%, VRDN	13,400,000	13,400,000
Power 0.8%
Jacksonville, FL Power Sys. RB, St. John's River, 4.00%, 10/1/2004	2,305,000	2,315,905
Public Facilities 0.3%
Coconino Cnty., AZ PCRB, Arizona Public Service Co. Proj., 1.30%, VRDN	1,000,000	1,000,000
Resource Recovery 0.3%
Broward Cnty., FL Resource Recovery RB, 5.00%, 12/1/2004	1,000,000	1,012,131
Special Tax 6.1%
ABN Amro Munitops COP, Ser. 2002-24, 1.13%, VRDN 144A	18,000,000	18,000,000
Transportation 2.6%
Florida Dept. of Trans. RB, 1.14%, VRDN	1,490,000	1,490,000
New York Thruway Auth. RB, 1.15%, VRDN	6,300,000	6,300,000
7,790,000
Utility 1.1%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., 1.25%, VRDN	2,700,000	2,700,000
Sarasota Cnty., FL Util. Sys. RB, 1.12%, VRDN	425,000	425,000
3,125,000
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

	Principal Amount
		Value

MUNICIPAL OBLIGATIONS continued
Water & Sewer 3.6%
Dade Cnty., FL. Wtr. & Swr. Sys. FRN, (Insd. by FGIC), 1.05%, VRDN	$ 3,500,000	$ 3,500,000
Florida Governmental Util. Auth. PFOTER, 1.14%, VRDN	5,348,500	5,348,500
Valdez, AK Marine Terminal RB, 1.80%, 6/1/2005	2,000,000	2,000,000
10,848,500
Total Investments (cost $297,190,787) 99.9%		297,190,787
Other Assets and Liabilities 0.1%		223,138
Net Assets 100.0%		$ 297,413,925

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
BAN	Bond Anticipation Note
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLB	Federal Home Loan Bank
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipts
RB	Revenue Bond
ROC	Reset Option Certificates
VRDN	Variable Rate Demand Note
144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004 (unaudited)

The following table shows the percent of total investments by geographic location as of July 31, 2004:

Florida	87.3%
New York	2.1%
Ohio	1.7%
Wisconsin	1.5%
Pennsylvania	1.3%
Washington	1.3%
California	1.1%
Alaska	0.7%
Illinois	0.7%
Indiana	0.7%
Connecticut	0.6%
Delaware	0.4%
Alabama	0.3%
Arizona	0.3%
100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2004:

Tier 1	94.1%
Tier 2	4.6%
Non-Rated	1.3%
100.0%

The following table shows the percent of total investments by maturity as of July 31, 2004:

2-7 days	91.4%
8-60 days	1.3%
61-120 days	1.4%
121-240 days	3.9%
241+ days	2.0%
100.0%
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004 (unaudited)

Assets

Investments at amortized cost	$ 297,190,787
Cash	32,142
Receivable for Fund shares sold	581
Interest receivable	593,560
Prepaid expenses and other assets	54,713

Total assets	297,871,783

Liabilities
Dividends payable	27,018
Payable for Fund shares redeemed	384,034
Advisory fee payable	9,275
Distribution Plan expenses payable	13,855
Due to other related parties	2,015
Accrued expenses and other liabilities	21,661

Total liabilities	457,858

Net assets	$ 297,413,925

Net assets represented by
Paid-in capital	$ 297,400,284
Undistributed net investment income	13,641

Total net assets	$ 297,413,925

Net assets consists of
Class A	$ 21,221,638
Class S	270,928,585
Class I	5,263,702

Total net assets	$ 297,413,925

Shares outstanding
Class A	21,227,061
Class S	270,909,405
Class I	5,263,716

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004  (unaudited)

Investment income
Interest	$ 1,718,709

Expenses
Advisory fee	572,343
Distribution Plan expenses
Class A	36,310
Class S	760,103
Administrative services fee	85,166
Transfer agent fees	18,482
Trustees' fees and expenses	2,998
Printing and postage expenses	18,786
Custodian and accounting fees	39,334
Registration and filing fees	21,694
Professional fees	9,169
Other	7,623

Total expenses	1,572,008
Less: Expense reductions	(945)
Fee waivers and expense reimbursements	(49,171)

Net expenses	1,521,892

Net investment income	196,817

Net increase in net assets resulting from operations	$ 196,817

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 196,817		$ 605,451

Distributions to shareholders from
Net investment income
Class A		(46,662)		(142,778)
Class S		(128,491)		(446,348)
Class I		(21,656)		(16,286)

Total distributions to shareholders		(196,809)		(605,412)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	17,161,010	17,161,010	65,870,783	65,870,783
Class S	208,252,472	208,252,472	454,357,235	454,357,235
Class I	2,410,270	2,410,270	35,201,419	35,201,419

		227,823,752		555,429,437

Net asset value of shares issued in
reinvestment of distributions
Class A	37,897	37,897	119,130	119,130
Class S	2,548	2,548	0	0
Class I	871	871	2,371	2,371

		41,316		121,501

Payment for shares redeemed
Class A	(23,735,169)	(23,735,169)	(69,036,000)	(69,036,000)
Class S	(196,946,390)	(196,946,390)	(437,536,853)	(437,536,853)
Class I	(3,846,537)	(3,846,537)	(31,289,901)	(31,289,901)

		(224,528,096)		(537,862,754)

Net increase in net assets resulting from
capital share transactions		3,336,972		17,688,184

Total increase in net assets		3,336,980		17,688,223
Net assets

Beginning of period		294,076,945		276,388,722

End of period		$ 297,413,925		294,076,945

Undistributed net investment income		$ 13,641		13,633

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Florida Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Each class of shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.41% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2004, EIMC waived its fee in the amount of $18,197 and reimbursed expenses in the amount of $15,550 which combined represents 0.02% of the Fund's average daily net assets (on an annualized basis). In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $15,424. As of July 31, 2004, the Fund had $18,197 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567602 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evegreen Money Market Fund

Evergreen Money Market Fund Semi Annual Report

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23

NOTES TO FINANCIAL STATEMENTS

32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330. A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov. Mutual Funds:

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing

1

LETTER TO SHAREHOLDERS continued

had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were exacerbated by rising gasoline prices

2

LETTER TO SHAREHOLDERS continued

and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,
Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team Lead Manager

Bryan K. White, CFA
Customized Fixed Income Team

 PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1987

	Class A	Class B	Class C	Class S	Class S1	Class I
Class inception date	1/4/1995	1/26/1995	8/1/1997	6/30/2000	6/26/2001	11/2/1987

Nasdaq symbol	EMAXX	EMBXX	EMCXX	N/A	N/A	EGMXX

6-month return
with sales charge	N/A	-4.98%	-0.98%	N/A	N/A	N/A

6-month return
w/o sales charge	0.14%	0.02%	0.02%	0.03%	0.07%	0.28%

Average annual
return**

1 year with
sales charge	N/A	-4.96%	-0.96%	N/A	N/A	N/A

1 year w/o
sales charge	0.24%	0.04%	0.04%	0.05%	0.10%	0.51%

5 year	2.61%	1.65%	2.03%	2.43%	2.69%	2.89%

10 year	3.77%	3.14%	3.41%	3.82%	3.95%	4.05%

7-day annualized
yield	0.54%	0.04%	0.04%	0.24%	0.39%	0.84%

30-day annualized
yield	0.49%	0.04%	0.04%	0.19%	0.34%	0.79%

*The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
**Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.00% for Class B and 1.00% for Class C. Classes A, I, S and S1 are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, B, C, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, B, C, S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A, 1.00% for Classes B and C, and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, S and S1 would have been lower.

The advisor is reimbursing the fund for other expenses and a portion of the 12b-1 fee for Classes A, B, C, S and S1. Had the fees and expenses not been reimbursed, returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,001.45	$ 4.73
Class B	$1,000.00	$1,000.20	$ 5.97
Class C	$1,000.00	$1,000.20	$ 6.02
Class S	$1,000.00	$1,000.33	$ 5.87
Class S1	$1,000.00	$1,000.74	$ 5.42
Class I	$1,000.00	$1,002.83	$ 3.34
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.14	$ 4.77
Class B	$1,000.00	$1,018.90	$ 6.02
Class C	$1,000.00	$1,018.85	$ 6.07
Class S	$1,000.00	$1,019.00	$ 5.92
Class S1	$1,000.00	$1,019.44	$ 5.47
Class I	$1,000.00	$1,021.53	$ 3.37

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.95% for Class A, 1.20% for Class B, 1.21% for Class C, 1.18% for Class S, 1.09% for Class S1 and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.03	0.06	0.05
Distributions to shareholders from
Net investment income	0[1]	0[1]	-0.01	-0.03	-0.06	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.14%	0.32%	1.14%	3.20%	5.84%	4.68%
Ratios and supplemental data
Net assets, end of period (millions)	$3,541	$6,261	$10,628	$9,605	$2,302	$8,931
Ratios to average net assets
Expenses[2]	0.95%[3]	0.93%	0.89%	0.88%	0.84%	0.83%
Net investment income	0.28%[3]	0.33%	1.12%	2.42%	5.54%	4.63%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS B		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0	0.02	0.05	0.04
Distributions to shareholders from
Net investment income	0[1]	0[1]	0[1]	-0.02	-0.05	-0.04
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.02%	0.06%	0.44%	2.48%	5.11%	3.95%
Ratios and supplemental data
Net assets, end of period (millions)	$61	$70	$113	$92	$52	$67
Ratios to average net assets
Expenses[3]	1.20%[4]	1.20%	1.59%	1.57%	1.54%	1.53%
Net investment income	0.04%[4]	0.06%	0.41%	2.25%	4.95%	3.89%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS C		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0	0.02	0.05	0.04
Distributions to shareholders from
Net investment income	0[1]	0[1]	0[1]	-0.02	-0.05	-0.04
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return[2]	0.02%	0.06%	0.44%	2.48%	5.11%	3.95%
Ratios and supplemental data
Net assets, end of period (millions)	$40	$26	$23	$15	$9	$6
Ratios to average net assets
Expenses[3]	1.21%[4]	1.17%	1.59%	1.57%	1.55%	1.54%
Net investment income	0.04%[4]	0.06%	0.42%	2.24%	4.99%	3.95%

[1]   Amount represents less than $0.005 per share.

[2]   Excluding applicable sales charges

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S		2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.03%	0.09%	0.82%	2.89%	3.33%
Ratios and supplemental data
Net assets, end of period (millions)	$2,686	$3,544	$7,302	$9,954	$10,771
Ratios to average net assets
Expenses[3]	1.18%[4]	1.17%	1.21%	1.16%	1.15%[4]
Net investment income	0.06%[4]	0.10%	0.83%	2.89%	5.56%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S1		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.07%	0.20%	1.18%	1.38%
Ratios and supplemental data
Net assets, end of period (millions)	$395	$1,057	$1,767	$1,300
Ratios to average net assets
Expenses[3]	1.09%[4]	1.05%	0.85%	0.86%[4]
Net investment income	0.13%[4]	0.21%	1.16%	1.72%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I1		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.03	0.06	0.05
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01	-0.03	-0.06	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.28%	0.57%	1.42%	3.50%	6.15%	4.99%
Ratios and supplemental data
Net assets, end of period (millions)	$1,577	$1,659	$2,334	$2,685	$1,964	$1,908
Ratios to average net assets
Expenses[3]	0.67%[4]	0.68%	0.61%	0.56%	0.54%	0.53%
Net investment income	0.57%[4]	0.57%	1.41%	3.43%	5.97%	4.89%

[1]   Effective at the close of business of May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

July 31, 2004  (unaudited)

	Principal Amount	Value

CERTIFICATES OF DEPOSIT 6.8%
Credit Suisse First Boston Corp, 1.36%, 8/16/2004	$ 100,000,000	$ 100,000,000
Deutsche Bank AG:
1.53%, 5/6/2005	85,000,000	85,000,000
2.26%, 7/6/2005	110,000,000	110,000,000
First Tennessee Bank:
1.40%, 9/7/2004	50,000,000	50,000,000
1.44%, 9/14/2004	50,000,000	50,000,000
National Bank of Commerce, FRN:
1.28%, 6/28/2005	50,000,000	49,995,479
1.35%, 9/10/2004	125,000,000	125,000,000
Total Certificates of Deposit (cost $569,995,479)		569,995,479
COMMERCIAL PAPER 37.2%
Asset-Backed 33.6%
Amstel Funding Corp.:
1.37%, 8/30/2004	50,000,000	49,946,722
1.40%, 9/13/2004	59,606,000	59,508,644
1.70%, 11/26/2004	50,000,000	49,726,111
ASAP Funding, 1.33%, 8/11/2004	73,000,000	72,975,727
Aspen Funding Corp., 1.38%, 8/24/2004	30,000,000	29,974,700
Atlantis One Funding Corp.:
1.15%, 8/16/2004	50,000,000	49,977,639
1.33%, 8/26/2004	45,000,000	44,960,100
Barton Capital Corp., 1.35%, 8/19/2004	50,000,000	49,968,125
Bavaria Funding Corp.:
1.38%, 8/20/2004	29,500,000	29,479,645
1.41%, 8/20/2004	40,125,000	40,096,712
Check Point Charlie, Inc., 1.61%, 10/18/2004	63,000,000	62,783,052
Concord Minutemen Capital Co. LLC:
1.30%, 8/6/2004	50,000,000	49,992,778
1.35%, 8/6/2004	50,000,000	50,000,000
1.36%, 8/9/2004	142,750,000	142,750,000
Crown Point Capital Co.:
1.16%, 8/5/2004	50,000,000	49,995,166
1.20%, 8/20/2004	50,000,000	49,970,000
1.56%, 10/18/2004	50,000,000	49,833,167
Descartes Funding Trust, 1.38%, 8/16/2004	100,000,000	100,000,000
Fairway Finance Corp., 1.36%, 8/23/2004	36,182,000	36,153,296
Fountain Square Commerce Funding, 1.53%, 9/28/2004	35,000,000	34,915,212
Galaxy Funding, Inc.:
1.19%, 8/13/2004	50,000,000	49,981,819
1.30%, 8/12/2004	39,618,000	39,603,694

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Asset-Backed continued
Gemini Securitization Corp., 1.38%, 8/24/2004	$ 50,130,000	$ 50,087,724
Greyhawk Funding Corp., 1.53%, 9/27/2004	50,000,000	49,881,000
Hatteras Funding, 1.34%, 8/20/2004	74,326,000	74,276,202
High Peak Funding Corp., 1.37%, 8/18/2004	50,000,000	49,969,555
Lake Constance Fund, 1.53%, 10/12/2004	50,000,000	49,849,125
Lexington Parker Capital Corp., 1.59%, 10/18/2004	23,444,000	23,364,271
Mane Funding Corp., 1.19%, 8/17/2004	50,006,000	49,981,205
Moat Funding LLC, 1.16%, 8/6/2004	50,000,000	49,993,556
Mortgage Interest Network, 1.34%, 8/11/2004	100,000,000	99,966,500
Neptune Funding Corp.:
1.46%, 9/7/2004	50,000,000	49,927,000
1.48%, 8/30/2004	75,000,000	74,913,667
Newport Funding Corp., 1.29%, 8/4/2004	50,000,000	49,996,417
Paradigm Funding LLC:
1.42%, 8/24/2004	50,000,000	49,956,611
1.42%, 8/31/2004	50,000,000	49,942,806
Park Granada LLC:
1.38%, 8/2/2004	100,000,000	100,000,000
1.42%, 9/9/2004	50,000,000	49,925,056
1.45%, 9/8/2004	38,000,000	37,943,369
Perry Global Funding:
1.10%, 8/5/2004	75,219,000	75,212,105
1.43%, 8/26/2004	50,000,000	49,952,333
Rhineland Funding Capital Corp.:
1.14%, 8/9/2004	42,134,000	42,124,660
1.15%, 8/9/2004	30,000,000	29,993,292
1.19%, 8/16/2004	22,158,000	22,147,746
1.27%, 8/25/2004	50,000,000	49,959,430
Scaldis Capital LLC, 1.35%, 8/16/2004	25,000,000	24,986,875
Surrey Funding Corp., 1.35%, 8/16/2004	75,000,000	74,960,625
Thames Asset Global Securitization, Inc., 1.53%, 9/28/2004	27,669,000	27,601,972
Three Crowns Funding:
1.32%, 8/10/2004	25,046,000	25,038,653
1.43%, 9/23/2004	25,000,000	24,948,361
Three Pillars Funding Corp.:
1.32%, 8/16/2004	61,749,000	61,717,302
1.34%, 8/16/2004	75,000,000	74,960,917
Yorktown Capital LLC, 1.36%, 8/18/2004	48,985,000	48,955,391
2,785,126,035
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER continued
Capital Markets 0.9%
Morgan Stanley, 1.40%, 8/23/2004	$ 75,000,000	$ 74,938,750
Commercial Banks 1.8%
Societe Generale, 1.30%, 8/10/2004	150,000,000	149,981,171
Consumer Finance 0.2%
Ford Credit Co., 1.45%, 9/13/2004	15,000,000	14,974,625
Diversified Financial Services 0.7%
Citibank Credit Card Issuance Trust, 1.32%, 8/13/2004	60,289,000	60,264,684
Total Commercial Paper (cost $3,085,285,265)		3,085,285,265
ASSET-BACKED SECURITIES 0.6%
Asset-Backed 0.6%
Blue Heron Funding, Ltd., Ser. 9A, Class A1, FRN, 1.48%, 8/25/2004 144A
(cost $50,000,000)	50,000,000	50,000,000
CORPORATE BONDS 33.2%
Asset-Backed 8.7%
BP Capital Markets plc, FRN, 1.44%, 9/15/2004	225,000,000	224,990,988
Liberty Lighthouse U.S. Capital Corp., FRN:
1.09%, 8/10/2004 144A	50,000,000	50,000,000
1.32%, 8/3/2004 144A	50,000,000	49,995,624
1.33%, 8/10/2004 144A	50,000,000	50,000,000
1.37%, 8/16/2004 144A	125,000,000	124,998,463
1.42%, 8/24/2004 144A	50,000,000	49,998,811
RACERS, FRN, 1.57%, 8/2/2004	100,000,000	100,000,000
Strategic Money Market Trust, FRN, 1.52%, 9/15/2004 144A	73,000,000	73,000,000
722,983,886
Capital Markets 6.7%
Merrill Lynch & Co., Inc., FRN:
1.51%, 8/11/2004	300,000,000	300,000,000
1.69%, 8/16/2004	60,000,000	60,095,862
Morgan Stanley, FRN, 1.43%, 8/16/2004	200,000,000	199,757,070
559,852,932
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

CORPORATE BONDS continued
Commercial Banks 1.2%
Marshall & Ilsley Bank Corp., FRN, 1.52%, 8/20/2004	$ 100,000,000	$ 100,000,000
Consumer Finance 6.4%
BMW US Capital Corp. LLC:
4.23%, 8/21/2004	50,000,000	50,844,036
FRN, 1.45%, 8/24/2004	100,000,000	100,000,000
General Electric Capital Corp., FRN:
1.45%, 8/6/2004	100,000,000	100,000,000
1.45%, 8/17/2004	220,000,000
1.67%, 9/15/2004	56,500,000	56,513,717
527,357,753
Diversified Financial Services 3.7%
CC USA, Inc., 1.57%, 4/26/2005 144A	50,000,000	50,000,000
Sigma Finance, Inc.:
1.42%, 10/8/2004	150,000,000	150,000,000
1.58%, 5/6/2005 144A	40,000,000	40,000,000
1.64%, 1/4/2005	25,000,000	24,998,926
1.87%, 5/17/2005 144A	40,000,000	40,000,000
304,998,926
Diversified Telecommunication Services 2.1%
BellSouth Corp., 4.12%, 8/30/2004 144A	175,000,000	178,191,382
Hotels, Restaurants & Leisure 0.7%
McDonald's Corp., 4.55%, 3/7/2005 144A	55,000,000	56,009,557
Insurance 0.6%
Allstate Life Funding LLC, FRN, 1.69%, 9/30/2004	50,000,000	50,014,060
Thrifts & Mortgage Finance 3.1%
Countrywide Home Loans, Inc., FRN:
1.34%, 8/20/2004	30,000,000	29,995,216
1.68%, 9/24/2004	150,000,000	150,000,000
Northern Rock plc, FRN, 1.56%, 10/13/2004 144A	75,000,000	75,000,000
254,995,216
Total Corporate Bonds (cost $2,754,403,712)		2,754,403,712

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

FUNDING AGREEMENTS 7.8%
Allstate Funding Corp., 1.55%, 8/16/2004	$ 100,000,000	$ 100,000,000
Anchor National Life Insurance Co., 1.74%, 10/25/2004	100,000,000	100,000,000
Jackson National Life Insurance Co., 1.68%, 10/1/2004	75,000,000	75,000,000
Transamerica Occidental:
1.56%, 8/2/2004	100,000,000	100,000,000
1.58%, 8/2/2004	140,000,000	140,000,000
1.75%, 10/1/2004	135,000,000	135,000,000
Total Funding Agreements (cost $650,000,000)		650,000,000
MUNICIPAL OBLIGATIONS 0.7%
Industrial Development Revenue 0.2%
Warren Cnty., KY IDA RB, Stupp Brothers, Inc. Proj., Ser. B-1,
(LOC: Bank of America), 1.48%, VRDN	12,700,000	12,700,000
Miscellaneous Revenue 0.5%
Catholic Hlth. Initiatives RB, Ser. C, 1.43%, VRDN	1,000,000	1,000,000
Detroit, MI Economic Dev. Corp. RB, Waterfront Recreation, Ser. B,
(LOC: Bank of America), 1.48%, VRDN	41,830,000	41,830,000
42,830,000
Total Municipal Obligations (cost $55,530,000)		55,530,000
U.S. GOVERNMENT & AGENCY OBLIGATIONS 11.1%
FHLB:
1.51%, 12/8/2004	50,000,000	49,996,542
1.53%, 5/6/2005	100,000,000	100,000,000
1.58%, 5/10/2005	75,000,000	75,000,000
1.60%, 12/30/2004	75,000,000	75,000,000
2.00%, 6/1/2005	35,730,000	35,725,551
FRN, 1.44%, 8/11/2004	50,000,000	50,000,000
FHLMC, FRN:
1.90%, 10/28/2004	50,000,000	50,000,000
2.17%, 10/19/2004	60,000,000	60,000,000

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS continued
FNMA:
1.40%, 5/3/2005	$ 50,000,000	$ 50,000,000
1.60%, 12/29/2004	50,000,000	50,000,000
1.63%, 1/3/2005	50,000,000	50,000,000
1.64%, 1/4/2005	50,000,000	50,000,000
1.65%, 5/16/2005	25,000,000	25,000,000
1.75%, 5/23/2005	50,000,000	50,000,000
FRN:
1.51%, 10/21/2004	50,000,000	49,960,716
1.92%, 9/15/2004	100,000,000	100,000,000
Total U.S. Government & Agency Obligations
(cost $920,682,809)		920,682,809
YANKEE OBLIGATIONS-CORPORATE 1.8%
Commercial Banks 1.8%
HBOS Treasury Services plc, FRN, 1.28%, 8/20/2004 144A
(cost $150,000,000)	150,000,000	150,000,000
TIME DEPOSIT 0.6%
RBC Dain Rauscher, 1.41%, 9/21/2004 (cost $50,000,000)	50,000,000	50,000,000
REPURCHASE AGREEMENT* 0.1%
Societe Generale, 1.30%, dated 7/30/2004, maturing 8/2/2004,
maturity value is $6,768,895 (1) (cost $6,768,162)	6,768,162	6,768,162

	Shares	Value

MUTUAL FUND SHARES 0.0%
Federated Prime Value Obligation Fund (cost $74,592)	74,592	74,592
Total Investments (cost $8,292,740,019) 99.9%		8,292,740,019
Other Assets and Liabilities 0.1%		6,307,948
Net Assets 100.0%		$ 8,299,047,967
144A
Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

*	Collateralized by:
(1) $10,936 U.S. Treasury Bill, 0.00%, 12/9/2004, value is $10,936; $6,617,619, U.S. Treasury Bond, 12.00%, 8/15/2013, value including accrued interest is $6,892,887.
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

Summary of Abbreviations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IDA	Industrial Development Authority
LOC	Letter of Credit
RACERS	Restructured Asset Certificates with Enhanced Returns
RB	Revenue Bond
VRDN	Variable Rate Demand Note
Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2004.

The percent of total investments by credit quality as of July 31, 2004:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2004:

2-7 days	11.8%
8-60 days	63.5%
61-120 days	11.8%
121-240 days	4.3%
241+ days	8.6%
100.0%
See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004  (unaudited)

Assets

Investments at amortized cost	$ 8,292,740,019
Cash	93,368
Receivable for Fund shares sold	314,239
Interest receivable	13,799,273
Prepaid expenses and other assets	125,150

Total assets	8,307,072,049

Liabilities
Dividends payable	1,707,834
Payable for Fund shares redeemed	4,149,255
Advisory fee payable	269,672
Distribution Plan expenses payable	161,756
Due to other related parties	159,365
Accrued expenses and other liabilities	1,576,200

Total liabilities	8,024,082

Net assets	$ 8,299,047,967

Net assets represented by
Paid-in capital	$ 8,304,242,868
Undistributed net investment income	65,941
Accumulated net realized losses on securities	(5,260,842)

Total net assets	$ 8,299,047,967

Net assets consists of
Class A	$ 3,540,638,423
Class B	60,942,342
Class C	39,543,559
Class S	2,685,701,678
Class S1	394,867,821
Class I	1,577,354,144

Total net assets	$ 8,299,047,967

Shares outstanding
Class A	3,541,865,312
Class B	60,965,046
Class C	39,546,317
Class S	2,688,680,600
Class S1	394,878,143
Class I	1,579,479,846

Net asset value per share
Class A	$ 1.00
Class B	$ 1.00
Class C	$ 1.00
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004 (unaudited)

Investment income
Interest	$ 61,265,631

Expenses
Advisory fee	19,574,673
Distribution Plan expenses
Class A	6,813,174
Class B	316,941
Class C	197,416
Class S	8,591,650
Class S1	1,946,375
Administrative services fee	2,973,237
Transfer agent fees	9,583,325
Trustees' fees and expenses	368,412
Printing and postage expenses	1,080,077
Custodian and accounting fees	1,098,249
Registration and filing fees	256,835
Professional fees	32,212
Other	723,396

Total expenses	53,555,972
Less: Expense reductions	(18,170)
Fee waivers and expense reimbursements	(4,987,631)

Net expenses	48,550,171

Net investment income	12,715,460

Net realized losses on securities	(10,011)

Net increase in net assets resulting from operations	$ 12,705,449

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 12,715,460		$ 51,836,553
Net realized gains or losses on
securities		(10,011)		3,954

Net increase in net assets resulting
from operations		12,705,449		51,840,507

Distributions to shareholders from
Net investment income
Class A		(6,361,401)		(31,066,403)
Class B		(12,365)		(58,772)
Class C		(7,823)		(13,963)
Class S		(931,286)		(5,514,173)
Class S1		(427,587)		(3,471,376)
Class I		(4,980,269)		(11,672,585)

Total distributions to shareholders		(12,720,731)		(51,797,272)
	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	7,436,256,264	7,436,256,264	34,294,915,426	34,294,915,426
Class B	22,344,098	22,344,098	38,493,557	38,493,557
Class C	40,506,057	40,506,057	72,951,189	72,951,033
Class S	606,025,554	606,025,554	1,437,119,628	1,437,119,628
Class S1	548,139,740	548,139,740	1,254,700,844	1,254,700,844
Class I	3,199,522,419	3,199,522,419	5,412,929,740	5,412,929,740

		11,852,794,132		42,511,110,228

Net asset value of shares issued in
reinvestment of distributions
Class A	5,645,367	5,645,367	28,253,088	28,253,088
Class B	10,995	10,995	53,898	53,898
Class C	6,188	6,188	11,182	11,182
Class S	3	3	6	6
Class S1	207,811	207,811	0	0
Class I	344,290	344,290	829,216	829,216

		6,214,654		29,147,390

Automatic conversion of Class B
shares to Class A shares
Class A	3,942,992	3,942,992	8,673,199	8,673,199
Class B	(3,942,992)	(3,942,992)	(8,673,199)	(8,673,199)

		0		0

Payment for shares redeemed
Class A	(10,165,890,752)	(10,165,890,752)	(38,699,626,376)	(38,699,626,376)
Class B	(27,265,132)	(27,265,132)	(72,767,644)	(72,767,646)
Class C	(27,457,666)	(27,457,666)	(69,797,049)	(69,797,049)
Class S	(1,464,754,807)	(1,464,754,807)	(5,195,079,937)	(5,195,079,937)
Class S1	(1,210,331,650)	(1,210,331,650)	(1,965,333,849)	(1,965,333,849)
Class I	(3,281,162,959)	(3,281,162,959)	(6,089,062,549)	(6,089,062,549)

		(16,176,862,966)		(52,091,667,406)

Net decrease in net assets resulting
from capital share transactions		(4,317,854,180)		(9,551,409,788)

Total decrease in net assets		(4,317,869,462)		(9,551,366,553)
Net assets
Beginning of period		12,616,917,429		22,168,283,982

End of period		$ 8,299,047,967		$ 12,616,917,429

Undistributed net investment income		$ 65,941		$ 71,212

See Notes to Financial Statements

22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be

23

NOTES TO FINANCIAL STATEMENTS (unaudited)   continued

subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

24

NOTES TO FINANCIAL STATEMENTS (unaudited)   continued

During the six months ended July 31, 2004, EIMC reimbursed expenses in the amount of $2,242,320 which represents 0.05% of the Fund's average daily net assets (on an annualized basis). In addition, EIMC reimbursed expenses relating to distribution fees. The amount of reimbursements and the impact on the expense ratio of each class represented as a percentage of its average daily net assets (on an annualized basis) was as follows:

	Distribution Fees	% of Average Daily
	Reimbursed	Net Assets of Class

Class A	$ 508,270	0.02%
Class B	148,835	0.47%
Class C	91,567	0.46%
Class S	1,406,891	0.10%
Class S1	589,748	0.18%

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for each of Class S and Class S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended July 31, 2004, EIS received $86,450 and $24,064 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

25

NOTES TO FINANCIAL STATEMENTS (unaudited)   continued

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2004, the Fund had $5,250,831 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2005	2006	2007	2008	2009	2011	2012

$32,810	$381,247	$200,609	$139,955	$4,353,228	$137,629	$5,353

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

26

NOTES TO FINANCIAL STATEMENTS (unaudited)   continued

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

27

NOTES TO FINANCIAL STATEMENTS (unaudited)   continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

32

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567601 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Municipal Money Market Fund

Evergreen Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
25	STATEMENT OF ASSETS AND LIABILITIES
26	STATEMENT OF OPERATIONS
27	STATEMENTS OF CHANGES IN NET ASSETS
28	NOTES TO FINANCIAL STATEMENTS
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Municipal Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail sales were strong and manufacturing

LETTER TO SHAREHOLDERS continued

had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were exacerbated by rising gasoline prices

LETTER TO SHAREHOLDERS continued

and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Mathew M. Kiselak
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 11/2/1988

	Class A	Class S	Class S1	Class I
Class inception date	1/5/1995	6/30/2000	6/26/2001	11/2/1988

Nasdaq symbol	EXAXX	N/A	N/A	EVTXX

6-month return	0.22%	0.08%	0.08%	0.37%

Average annual return

1 year	0.44%	0.14%	0.14%	0.74%

5 year	1.81%	1.62%	1.76%	2.12%

10 year	2.48%	2.52%	2.59%	2.77%

7-day annualized yield	0.47%	0.17%	0.17%	0.77%

30-day annualized yield	0.44%	0.14%	0.14%	0.73%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Classes S or S1. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A, S and S1 prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A, S and S1 have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Classes S and S1. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, S and S1 would have been lower.

The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Classes S and S1, without which returns for Classes S and S1 would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S and S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

All data is as of July 31, 2004, and subject to change.

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,002.25	$4.23
Class S	$1,000.00	$1,000.76	$5.72
Class S1	$1,000.00	$1,000.76	$5.72
Class I	$1,000.00	$1,003.74	$2.74
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.64	$4.27
Class S	$1,000.00	$1,019.14	$5.77
Class S1	$1,000.00	$1,019.14	$5.77
Class I	$1,000.00	$1,022.13	$2.77

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.85% for Class A, 1.15% for Class S, 1.15% for Class S1 and 0.55% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.22%	0.51%	0.95%	2.18%	3.69%	2.90%
Ratios and supplemental data
Net assets, end of period (millions)	$805	$958	$1,237	$953	$126	$708
Ratios to average net assets
Expenses[2]	0.85%[3]	0.85%	0.86%	0.88%	0.86%	0.86%
Net investment income	0.43%[3]	0.50%	0.89%	1.47%	3.59%	2.84%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S		2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08%	0.21%	0.65%	1.88%	1.99%
Ratios and supplemental data
Net assets, end of period (millions)	$368	$463	$835	$638	$574
Ratios to average net assets
Expenses[3]	1.15%[4]	1.13%	1.16%	1.16%	1.16%[4]
Net investment income	0.13%[4]	0.22%	0.60%	1.82%	3.31%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S1		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.08%	0.22%	0.72%	0.77%
Ratios and supplemental data
Net assets, end of period (millions)	$152	$274	$369	$257
Ratios to average net assets
Expenses[3]	1.15%[4]	1.12%	1.09%	1.10%[4]
Net investment income	0.12%[4]	0.22%	0.67%	0.96%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I1		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	0	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.37%	0.81%	1.25%	2.49%	4.00%	3.21%
Ratios and supplemental data
Net assets, end of period (millions)	$503	$513	$561	$489	$512	$591
Ratios to average net assets
Expenses[2]	0.55%[3]	0.55%	0.56%	0.56%	0.56%	0.56%
Net investment income	0.73%[3]	0.80%	1.20%	2.46%	3.89%	3.15%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

July 31, 2004  (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 0.1%
Water & Sewer 0.1%
Olcese, CA Wtr. Dist. COP, Rio Bravo. Wtr. Delivery Proj., Ser. A, 3.10%,
8/18/2004 (cost $1,200,000)	$ 1,200,000	$ 1,200,000
MUNICIPAL OBLIGATIONS 99.7%
Airport 3.2%
Chicago, IL O'Hare Intl. Arpt. PFOTER, 1.18%, VRDN	675,000	675,000
Chicago, IL O'Hare Intl. Arpt. RB:
Northwest Airlines, Inc., Ser. A, (LOC: J.P. Morgan Chase & Co.), 1.28%, VRDN	2,500,000	2,500,000
Northwest Airlines, Inc., Ser. B, (LOC: Citibank & Bank of America), 1.28%, VRDN	6,700,000	6,700,000
Denver, CO City and Cnty. Arpt. RB, Stars Cert., Ser. 104, 1.14%, VRDN	5,615,000	5,615,000
Hawaii Arpt. Sys. RB, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 1.18%, VRDN	2,215,000	2,215,000
Houston, TX Arpt. Sys. RB, Ser. 404, (Liq.: Morgan Stanley & Insd. by FGIC),
1.18%, VRDN	1,100,000	1,100,000
Kenton Cnty., KY Arpt. Board RB, Ser. F-2, (LOC: Bank of America & Insd. by
MBIA), 1.18%, VRDN	2,910,000	2,910,000
Kenton Cnty., KY Arpt. RB, Airis Cincinnati LLC, (SPA: Deutsche Bank), 1.14%,
VRDN	20,000,000	20,000,000
Metro. Washington DC Arpt. MSTR, (SPA: Societe Generale), 1.33%, VRDN	9,705,000	9,705,000
Miami-Dade Cnty., FL IDA Arpt. Facs. RB:
Flight Safety Proj., Ser. A, 1.36%, VRDN	3,300,000	3,300,000
Flight Safety Proj., Ser. B, 1.36%, VRDN	1,200,000	1,200,000
Philadelphia, PA Arpt. MSTR, (SPA: Societe Generale & Insd. by FGIC), 1.18%,
VRDN	3,400,000	3,400,000
59,320,000
Community Development District 1.5%
Colorado HFA IDRB, Worldwest LLP Proj., (LOC: Firstar Bank), 1.39%, VRDN	2,500,000	2,500,000
Manitowoc Cnty., WI RB, Lake Michigan Private Inds. Proj., (LOC: U.S. Bank),
1.22%, VRDN	2,790,000	2,790,000
Metro. Govt. Nashville & Davidson Cnty., TN RB, Commerce Street Ventures, (LOC:
AmSouth Bank), 1.28%, VRDN	4,470,000	4,470,000
Ozark, AL Motel Facs. RB, Ozark Motel Proj., (LOC: AmSouth Bank), 1.13%, VRDN	2,215,000	2,215,000
Rapid City, SD EDRB, Civic Ctr. Assn. Proj., (LOC: Citibank), 1.37%, VRDN	4,295,000	4,295,000
San Diego, CA Pub. Facs. Fin. Auth. PFOTER, Ser. A, (Liq.: Merrill Lynch & Co. &
Insd. by AMBAC), 1.18%, VRDN	7,170,000	7,170,000
Skokie, IL, EDRB, Skokie Fashion Square Proj., (LOC: LaSalle Bank), 1.48%, VRDN	1,850,000	1,850,000
York Cnty., ME Fin. Auth. RB, Cmnty. Action Corp. Proj., (LOC: Key Bank), 1.15%,
VRDN	2,485,000	2,485,000
27,775,000
Education 4.8%
Adams Cnty., CO MTC, Sch. Dist. 12, Ser. 9008, (Liq.: Bear Stearns & Co., Inc. &
Insd. by MBIA), 1.16%, VRDN 144A	10,010,000	10,010,000
Arlington, TX Independent Sch. Dist. RB, Ser. 347, (Liq.: Morgan Stanley),
1.14%, VRDN	2,245,000	2,245,000
Carrollton, GA Payroll Dev. Auth. RB, Oak Mountain Academy, (Gtd. by Columbus
B&T Co.), 1.18%, VRDN	1,970,000	1,970,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Education continued
Clark Cnty., NV MTC, Sch. Dist. Bldg., Ser. D, (LOC: Bank of New York & Insd. by
MBIA), 1.17%, VRDN	$ 5,910,000	$ 5,910,000
Collier Cnty., FL IDA RB, Cmnty. Sch. of Naples Proj., (LOC: Bank of America), 1.08%, VRDN	3,850,000	3,850,000
De Soto, TX PFOTER, (Liq.: Merrill Lynch & Co. & Gtd. by PSF), 1.20%, VRDN	855,000	855,000
Franklin Cnty., TN Hlth. & Ed. Facs. Board RB, Saint Andrews Sewanee Sch. Proj., (LOC: AmSouth Bank), 1.15%, VRDN	1,930,000	1,930,000
Indiana Edl. Facs. Auth. RB, Wesleyan Univ., Ser. A, (LOC: Bank of America), 1.08%, VRDN	11,200,000	11,200,000
Lancaster, PA IDA RB, Student Lodging, (LOC: Fulton Bank), 1.23%, VRDN	3,950,000	3,950,000
Lowndes Cnty., GA Dev. Auth. RB, Valwood Sch. Proj., (LOC: Columbus B&T Co.), 1.20%, VRDN	7,380,000	7,380,000
Massachusetts Hlth. and Ed. Facs. Auth. RB, Boston Univ., Ser. H, 1.04%, VRDN	1,050,000	1,050,000
New Jersey Ed. Facs. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC), 1.09%, VRDN	880,000	880,000
Oak Ridge, TN IDRB, (SPA: Allied Irish Bank), 1.11%, VRDN	4,000,000	4,000,000
Oklahoma City, OK IDA RB, Oklahoma Christian College, (LOC: Bank of America), 1.29%, VRDN	7,700,000	7,700,000
Orange Cnty., FL Sch. Board COP, Ser. 2000-328, (Insd. by MBIA), 1.14%, VRDN	2,227,500	2,227,500
Palm Beach Cnty., FL RRB, Saint Andrews Sch. of Boca, (LOC: Bank of America), 1.08%, VRDN	5,655,000	5,655,000
Pennsylvania Higher Edl. Facs. RB, (Liq.: Merrill Lynch & Co.), 1.18%, VRDN	665,000	665,000
Philadelphia, PA Sch. Dist. RB, (Liq.: Morgan Stanley & Insd. by MBIA), 1.14%, VRDN	2,400,000	2,400,000
St. Joseph Cnty., IN Edl. Facs. RB, Holy Cross College Proj., (LOC: Key Bank), 1.15%, VRDN	6,795,000	6,795,000
Summit Cnty., OH RB, Western Academy Reserve, (LOC: Key Bank), 1.10%, VRDN	6,000,000	6,000,000
Will Cnty., IL Cmnty. Sch. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FSA), 1.20%, VRDN	240,000	240,000
86,912,500
General Obligation - Local 1.0%
Birmingham, AL Tax Increment GO, (LOC: SouthTrust Bank & Insd. by MBIA), 1.23%, VRDN	6,500,000	6,500,000
Chicago, IL GO, Lakefront Millenium, Ser. 322, 1.14%, VRDN	2,225,000	2,225,000
Dist. of Columbia GO, Ser. C, (Insd. by FGIC), 1.10%, VRDN	9,735,000	9,735,000
18,460,000
General Obligation - State 5.2%
ABN AMRO Munitops Cert. Trust GO, (SPA: ABN AMRO Bank & Insd. by MBIA), 1.15%, VRDN 144A	9,495,000	9,495,000
California Economic Recovery GO:
Ser. C-1, 1.13%, VRDN	15,000,000	15,000,000
Ser. C-11, 1.08%, VRDN	8,000,000	8,000,000
Ser. C-17, 1.09%, VRDN	9,000,000	9,000,000
California Economic Recovery GO ROC, 1.70%, VRDN	6,370,000	6,370,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
General Obligation - State continued
California GO, 1.10%, VRDN	$ 6,370,000	$ 6,370,000
Clipper Tax Exempt Trust COP, (LOC: State Street Corp. & Insd. by GNMA), 1.20%, VRDN	23,550,000	23,550,000
Florida Dept. of Trans. ROC, (Liq.: Citigroup), 1.14%, VRDN	3,975,000	3,975,000
Massachusetts PFOTER, (SPA: BNP Paribas), 1.09%, VRDN	3,230,000	3,230,000
Texas GO, 1.25%, VRDN	8,005,000	8,005,000
Washington GO, Motor Vehicle Tax, (LOC: Bank of New York & Insd. by FSA), 1.17%, VRDN 144A	2,760,000	2,760,000
95,755,000
Hospital 11.6%
Amarillo, TX Hlth. Facs. Corp., Panhandle Pooled Hlth. Care RB, (SPA: BNP
Paribas), 1.19%, VRDN	8,600,000	8,600,000
Birmingham, AL Spl. Care Facs. Fin. Auth. PFOTER, (SPA: National Australia), 1.18%, VRDN	195,000	195,000
Birmingham, AL Spl. Care Facs. Fin. Auth. RB:
Eye Foundation Hosp., Ser. A, (LOC: Columbus B&T Co.), 1.23%, VRDN	17,835,000	17,835,000
Methodist Home for the Aging, (LOC: Colonial Bank), 2.57%, VRDN	6,000,000	6,000,000
Clackamas Cnty., OR Hlth. Facs. Auth. RB, Ser. 689, 1.18%, VRDN	4,933,500	4,933,500
Columbus, GA Hosp. Auth. RB, St. Francis Hosp., (Gtd. by Columbus B&T Co.), 1.30%, VRDN	9,580,000	9,580,000
Eustis, FL Hlth. Facs. Auth. RB, Waterman Med. Ctr., (LOC: SunTrust Bank), 1.10%, VRDN	1,212,000	1,212,000
Geneva City, AL Hlth. Care RB, (LOC: SouthTrust Bank), 1.23%, VRDN	2,667,000	2,667,000
Hamilton Cnty., OH Hosp. Facs. PFOTER, (LOC: Lloyds Bank), 1.18%, VRDN 144A	14,840,000	14,840,000
Huntsville, AL Hlth. Care Auth. Facs. RB, Ser. B, 4.65%, 6/1/2005	16,580,000	16,957,149
Illinois Dev. Fin. Auth. RB, Rest Haven, (LOC: FHLB), 1.73%, VRDN	5,532,000	5,532,000
Indiana Hlth. Facs. Hosp. RB, Ascension Health Credit B, 1.08%, VRDN	2,000,000	2,000,000
Kalamazoo, MI Hosp. Fin. Auth. RB, Bronson Methodist, (LOC: National City Bank), 1.13%, VRDN	8,300,000	8,300,000
Kentucky EDA Hosp. RB, St. Luke's Hosp., PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 1.18%, VRDN	520,000	520,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, (Liq.: Merrill Lynch & Co & Insd. by
AMBAC), 1.30%, VRDN	9,780,000	9,780,000
Lima, OH Hosp. RB, Lima Memorial Hosp. Proj., (LOC: Bank One), 1.15%, VRDN	1,510,000	1,510,000
Louisiana Pub. Facs. Auth. RB:
Blood Ctr. Proj., (LOC: Union Planters Bank), 1.28%, VRDN	3,945,000	3,945,000
Cenikor Foundation Proj., (LOC: Union Planters Bank), 1.28%, VRDN	3,185,000	3,185,000
Lowndes Cnty., GA Residential Care Facs. RB, So. Georgia Hlth. Alliance Proj., (LOC: Bank of America), 1.08%, VRDN	1,311,000	1,311,000
Miami, FL Hlth. Facs. Auth. PFOTER, Mercy Hosp., (SPA: Westdeutsche Landesbank
AG), 1.18%, VRDN	295,000	295,000
Miami-Dade Cnty., FL HFA RB, Ward Towers Assisted Living, (LOC: Bank of America), 1.13%, VRDN	1,600,000	1,600,000
Mobile, AL Second Med. Clinic RB, Bridge, Inc. Proj., (LOC: Regions Bank), 1.28%, VRDN	1,355,000	1,355,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital continued
Montgomery Cnty., OH Healthcare RB, Windows Home Proj., (LOC: Key Bank), 1.15%, VRDN	$ 3,620,000	$ 3,620,000
Orange Cnty., FL Hlth. Facs. Auth. RB, (Liq.: Morgan Stanley), 1.21%, VRDN	1,400,000	1,400,000
Rhode Island Hlth. & Ed. Bldg. Corp. MTC:
Lifespan Obl., Ser. 1999-69A, Class A, (Liq.: Bear Stearns & Co., Inc.), 1.33%, VRDN 144A	30,700,000	30,700,000
Lifespan Obl., Ser. 1999-69B, (Liq.: Bear Stearns & Co., Inc.), 1.33%, VRDN	30,700,000	30,700,000
Russell, KY RB, (Liq.: Merrill Lynch & Co.), 1.23%, VRDN	5,995,000	5,995,000
Salt Lake City, UT Hosp. MTC, Ser. 1999-69B, (Liq.: Bear Stearns & Co., Inc.), 1.33%, VRDN 144A	2,905,000	2,905,000
Santa Rosa Cnty., FL Hlth. Facs. Auth. RB, Baptist Hosp., Inc., (LOC: Bank of
America), 1.08%, VRDN	8,600,000	8,600,000
South Central, PA Gen. Auth. RB, 1.23%, VRDN	1,745,000	1,745,000
Steuben Cnty., NY IDA RB:
Civic Facs. Corning Hosp. Ctr., 1.23%, VRDN	1,640,000	1,640,000
Civic Facs. Guthrie Corning, 1.23%, VRDN	2,700,000	2,700,000
212,157,649
Housing 32.3%
ABN AMRO Munitops Cert. Trust RB, Ser. 2002-1, 1.28%, VRDN	7,155,000	7,155,000
Alexandria, VA Redev. & Hsg. Auth. MHRB, 1.18%, VRDN	5,600,000	5,600,000
Arlington Heights, IL MHRB, Dunton Tower Apts. Proj., (LOC: Heller Financial, Inc.), 1.31%, VRDN	9,870,000	9,870,000
Atlanta, GA Urban Residential Fin. Auth. RB, Buckhead Crossing, (LOC: Columbus
B&T Co.), 1.18%, VRDN	16,000,000	16,000,000
Bexar Cnty., TX Hsg. Fin. Corp. MHRB, Utsqa Apts. Proj., (LOC: Heller
Financial, Inc.), 1.27%, VRDN	11,110,000	11,110,000
California HFA RB, Ser. U, 1.14%, VRDN	125,000	125,000
Chattanooga, TN Hlth., Edl. & Hsg. Facs. RB, Alexian Court Proj., 1.45%, VRDN	1,500,000	1,500,000
Class B Revenue Bond, Certificate Trust, Ser. 2001-2, (Liq.: American
International Group, Inc.), 1.88%, VRDN	16,300,000	16,300,000
Clipper Tax Exempt Trust COP:
Ser. 1997-1, (LOC: State Street Corp. & Insd. by GNMA), 1.28%, VRDN	5,180,000	5,180,000
Ser. 1999-2, 1.28%, VRDN	9,442,884	9,442,884
Ser. 1999-3, (LOC: State Street Corp. & Insd. by GNMA), 1.28%, VRDN	20,956,000	20,956,000
Ser. 2002-9, (LOC: State Street Corp. & Insd. by FSA), 1.28%, VRDN	31,750,000	31,750,000
Ser. 2003-10, (LOC: State Street Corp. & Insd. by FNMA), 1.28%, VRDN	4,481,729	4,481,729
Clipper, FL Tax Exempt Trust COP, Ser. 2001-1, (LOC: State Street Corp. & Insd.
by FSA), 1.20%, VRDN	40,000	40,000
Dallas Cnty., AL Hsg. Dev. Corp. RB, Ser. A, (LOC: SouthTrust Bank), 1.28%, VRDN	3,485,000	3,485,000
Dist. of Columbia HFA COP, Tyler House Trust, Ser. 1995-A, (SPA: Landesbank
Hessen-Thüringen Girozentrale), 1.22%, VRDN	7,200,000	7,200,000
Dist. of Columbia HFA MHRB, Fort Lincoln Garden Proj., Ser. A, (LOC: Crestar
Bank), 1.26%, VRDN	3,005,000	3,005,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
Escambia Cnty., FL Hsg. Fin. Agcy. RB, Macon Trust 2002, Ser. B, (LOC: Bank of
America & Insd. by GNMA), 1.23%, 4/1/2005	$ 4,090,000	$ 4,090,000
Greystone Tax Exempt COP, Sr. Cert. of Beneficial Ownership, (LOC: Bank of
America), 1.33%, VRDN	6,265,000	6,265,000
Hamilton Cnty., OH MHRB:
Forest Ridge Apt. Proj., (Liq.: American International Group, Inc.), 1.48%, VRDN	11,160,000	11,160,000
Pleasant Run Apt. Proj., (Liq.: American International Group, Inc.), 1.48%, VRDN	4,400,000	4,400,000
Hawaii Hsg. Fin. & Dev. Corp. RB:
Rental Hsg. Sys. Proj., Ser. A, (SPA: Industrial Bank of Japan, Ltd.), 1.87%, VRDN	26,400,000	26,400,000
Rental Hsg. Sys. Proj., Ser. B, (SPA: Industrial Bank of Japan, Ltd.), 1.87%, VRDN	10,400,000	10,400,000
Illinois Dev. Fin. Auth. PFOTER, 1.20%, VRDN	6,535,000	6,535,000
Indianapolis, IN MHRB, Canal Square Proj., Ser. A, (Insd. by FHLMC), 1.07%, VRDN	11,905,000	11,905,000
Kansas Dev. Fin. Auth. MHRB, Trails Garden City Proj., (LOC: SunAmerica Bank), 1.83%, VRDN	8,340,000	8,340,000
King Cnty., WA Hsg. Auth. RB, Auburn Courts Apts. Proj., (LOC: U.S. Bank), 1.13%, VRDN	8,075,000	8,075,000
Macon, GA Trust Pooled Cert. RB:
Ser. 1997, (LOC: Bank of America & Insd. by FSA), 1.28%, VRDN	4,900,000	4,900,000
Ser. 1998-AA, (Insd. by AMBAC), 1.23%, VRDN	5,046,000	5,046,000
Macon-Bibb Cnty., GA Urban Dev. Auth. RB, (LOC: SunTrust Bank), 1.08%, VRDN	283,000	283,000
Manitowoc Cnty., WI CDA RB, Great Lakes Training, Ser. A, 1.34%, VRDN	5,400,000	5,400,000
Massachusetts Dev. Fin. Agcy. PFOTER, (SPA: Merrill Lynch & Co.), 1.70%, 8/24/2004	10,000,000	10,000,000
Massachusetts Dev. Fin. Agcy. RB, Georgetown Vlg. Apts., Ser. A, (Liq.: FNMA), 1.15%, VRDN	3,800,000	3,800,000
Massachusetts IFA RB, Cmnwlth. Avenue Proj., (LOC: Citizens Bank), 1.39%, VRDN	1,100,000	1,100,000
Merrill Lynch & Co., Inc. PFOTER, (SPA: Bay Hypotheken-und Vereins), 1.23%, VRDN	6,175,000	6,175,000
Metro. Govt. Nashville & Davidson Cnty., TN Hsg. Facs. MHRB, Meadow Creek, (LOC: Fiat Tennessee Bank), 1.45%, VRDN	5,000,000	5,000,000
Metro. Govt. Nashville & Davidson, TN RRB, Hickory Trace Apts. Proj., (Liq.: FHLMC), 1.25%, VRDN	4,750,000	4,750,000
Minneapolis, MN MHRB, Stone Arch Apts., (Insd. by FHLB), 1.12%, VRDN 144A	3,600,000	3,600,000
Montgomery Cnty., MD Hsg. Opportunities MHRB, (SPA: Danske Bank), 1.22%, VRDN	895,000	895,000
MuniMae Trust Ser. COP, Ser. 2002-1M, (SPA: Bayerische Landesbanken & Insd. by
MBIA), 1.23%, VRDN	20,450,000	20,450,000
Nebraska IFA MHRB:
Apple Creek Associates Proj., (LOC: Northern Trust), 1.04%, VRDN	4,310,000	4,310,000
Bridgeport, (Liq.: American International Group, Inc.), 1.53%, VRDN	8,615,000	8,615,000
Housing Amberwood Apts., (LOC: Bank of America), 1.18%, VRDN	3,500,000	3,500,000
New Mexico Hsg. Auth. RB, Lease Purchase Program, (SPA: Societe Generale & Insd. by FHLMC)), 1.13%, VRDN	9,000,000	9,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing continued
New York HFA RB, West 43, (Liq.: FNMA), 1.13%, VRDN	$ 11,700,000	$ 11,700,000
Ogden City, UT Hsg. Auth. MHRB, Madison Manor Browning Apts. Proj., (LOC: Key Bank), 1.15%, VRDN	1,370,000	1,370,000
Oklahoma Hsg. Dev. Auth. MHRB, Ser. A, (Gtd. by Trinity Funding Corp.), 1.28%, VRDN	23,000,000	23,000,000
Olathe, KS MHRB, Jefferson Place Apts. Proj., Ser. B, (Insd. by FHLMC), 1.30%, VRDN	2,485,000	2,485,000
Oregon Hsg. and Cmnty. Svcs. Deposit SFHRB, Ser. D, 1.16%, 5/5/2005	12,800,000	12,800,000
PFOTER:
(Liq.: Merrill Lynch & Co.), 1.27%, 8/19/2004	56,205,000	56,205,000
(Liq.: Merrill Lynch & Co.), 1.28%, VRDN	750,000	750,000
(Liq.: Merrill Lynch & Co.), 1.82%, 1/20/2005	6,700,000	6,700,000
Class C, 1.21%, VRDN	4,000,000	3,999,642
Class D:
1.10%, 9/30/2004	15,000,000	15,000,000
1.75%, 7/21/2005	21,000,000	21,000,000
Class F, 1.75%, 7/21/2005	25,000,000	25,000,000
Philadelphia, PA Redev. Auth. MHRB, (Liq.: Merrill Lynch & Co.), 1.15%, 8/5/2004	8,000,000	8,000,000
Shelby Cnty., TN Hlth. Ed. & Hsg. Facs. Board RB, Courtyard Apts. I Proj., Ser. A, (LOC: Bank of America), 1.18%, VRDN	5,000,000	5,000,000
South Bend, IN MHRB, Maple Lane Assn. Proj., Ser. 1987, (Liq.: FHLB), 1.40%, VRDN	1,815,000	1,815,000
Texas Dept. of Hsg. & Cmnty. Dev. MHRB, (Liq.: Merrill Lynch & Co.), 1.25%, 9/30/2004	17,270,000	17,270,000
Texas Dept. of Hsg. PFOTER, (Liq.: Merrill Lynch & Co.), 1.22%, VRDN	5,490,000	5,490,000
Washington Hsg. Fin. Commission RB, Gonzaga Preparatory Sch., (LOC: Bank of
America), 1.13%, VRDN	2,500,000	2,500,000
Washington MHRB:
Eaglepointe Apts., Ser. A, (Liq.: American International Group, Inc.), 1.53%, VRDN	4,840,000	4,840,000
Winterhill Apts., Ser. A, (Liq.: American International Group, Inc.), 1.53%, VRDN	6,525,000	6,525,000
Waukesha, WI HFA RB, Park Place Apts. Proj., (LOC: Marshall & Isley Bank), 1.17%, VRDN	4,850,000	4,850,000
Wyoming CDA MHRB, Mountain Side Apts., (Liq: American International Group, Inc.), 1.53%, VRDN	7,100,000	7,100,000
590,994,255
Industrial Development Revenue 22.6%
Alabama IDA RB, Automation Technology Inds., Inc., (LOC: Columbus B&T Co.), 1.49%, VRDN	2,630,000	2,630,000
Alachua Cnty, FL IDRB, Florida Inds., Inc. Proj., (LOC: Bank of America), 1.13%, VRDN	3,000,000	3,000,000
Allegheny Cnty., PA IDA RB, United Jewish Federation Proj., (LOC: PNC Bank), 1.10%, VRDN	2,008,000	2,008,000
Allendale Cnty., SC IDRB, King Seeley Thermos Proj., (SPA: Royal Bank of
Scotland), 1.15%, VRDN	9,250,000	9,250,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Belgium, WI IDRB, Trimen Inds. Proj., (LOC: Associated Bank), 1.37%, VRDN	$ 1,250,000	$ 1,250,000
Boone Cnty., KY Indl. Bldg. RB:
Lyons Magnus East Proj., Ser. A, (LOC: Bank of America), 1.33%, VRDN	1,600,000	1,600,000
Lyons Magnus East Proj., Ser. B, (LOC: Bank of America), 1.33%, VRDN	300,000	300,000
Botetourt Cnty., VA IDRB, Altec Inds. Proj., (LOC: AmSouth Bank), 1.23%, VRDN	2,700,000	2,700,000
Bristol, TN IDRB, Robinette Co. Proj., (LOC: AmSouth Bank), 1.38%, VRDN	1,000,000	1,000,000
Buncombe Cnty., NC Indl. Facs. & Pollution Ctl. Auth. RB, Rich Mount, Inc. Proj., (SPA: Bank of Tokyo-Mitsubishi), 2.00%, VRDN	1,500,000	1,500,000
California Economic Dev. Fin. Auth. RB, Killion Inds. Proj., (LOC: Union Bank), 2.58%, VRDN	2,900,000	2,900,000
Capital Trust, FL Seminole Convention PFOTER, (Liq.: Merrill Lynch & Co.), 1.48%, VRDN	700,000	700,000
Chesterfield Cnty., VA IDA RB, Allied Signal, Inc., 1.48%, VRDN	3,000,000	3,000,000
Chicago, IL Empowerment Zone RB, Hyde Park Cooperative Society Proj., Ser. 1999, (LOC: LaSalle Bank), 1.24%, VRDN	1,125,000	1,125,000
Clayton Cnty., GA IDA RB, Anasteel Supply Co. Proj., (LOC: Branch Banking &
Trust), 1.22%, VRDN	3,000,000	3,000,000
Cobb Cnty., GA IDRB, Standex Intl. Corp. Proj., (LOC: Fleet Bank), 1.13%, VRDN	3,300,000	3,300,000
Colorado HFA EDRB, Super Vacuum Manufacturing Co. Proj., Ser. A, (LOC: Wells
Fargo), 1.28%, VRDN	1,925,000	1,925,000
Cumberland Cnty., TN IDRB, Delbar Products, Inc. Proj., (LOC: PNC Bank), 1.22%, VRDN	4,200,000	4,200,000
Dallas, TX Indl. Dev. Corp. RB, Crane Plumbing Proj., (LOC: LaSalle Bank), 1.70%, VRDN	4,150,000	4,150,000
De Kalb Cnty., GA Dev. Auth. IDRB:
Vimco Proj., (LOC: SouthTrust Bank), 1.33%, VRDN	1,650,000	1,650,000
Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser), 1.40%, VRDN	700,000	700,000
Devils Lake, ND IDRB, Noodles by Leonardo, (LOC: U.S. Bank), 1.42%, VRDN	7,000,000	7,000,000
Dodge City, KS IDRB, Farmland Natl. Beef Proj., (LOC: U.S. Bank), 1.33%, VRDN	1,000,000	1,000,000
Dooly Cnty., GA IDA RB, Flint River Svcs. Proj., (LOC: Columbus B&T Co.), 1.39%, VRDN	8,600,000	8,600,000
Douglas Cnty., NE IDRB, James Skinner Co. Proj., 1.27%, VRDN	2,445,000	2,445,000
Elkhart Cnty., IN EDRB:
Adorn, Inc. Proj., (LOC: Harris Trust & Savings Bank), 1.22%, VRDN	2,605,000	2,605,000
Four Season Hsg., Inc. Proj., (LOC: Key Bank), 1.21%, VRDN	2,200,000	2,200,000
Eutaw, AL IDRB, South Fresh Aquaculture Proj., (LOC: AmSouth Bank), 1.33%, VRDN	5,900,000	5,900,000
Fenton, MO IDA RB, Clayton Corp. Proj., (LOC: Commerce Bank), 1.37%, VRDN	1,750,000	1,750,000
Florence, AL IDRB, Die Tech, Inc. Proj., (LOC: SouthTrust Bank), 1.43%, VRDN	900,000	900,000
Franklin Cnty., IN EDRB, J&J Packaging Co. Proj., (LOC: Fifth Third Bank), 1.22%, VRDN	1,450,000	1,450,000
Gadsen, AL IDRB, Hickory Hills, (LOC: SouthTrust Bank), 1.28%, VRDN	1,795,000	1,795,000
Greenwood, IN EDA RB, Hutchinson Hayes Proj., (LOC: National City Bank), 1.26%, VRDN	1,300,000	1,300,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Gwinnett Cnty., GA IDRB:
Color Image, Inc. Proj., (LOC: SouthTrust Bank), 1.33%, VRDN	$ 3,095,000	$ 3,095,000
Price Co., Inc. Proj., (LOC: Bank of America), 1.22%, VRDN	1,400,000	1,400,000
Hackleberg, AL IDRB, River Birch Homes Proj., (LOC: AmSouth Bank), 1.38%, VRDN	1,240,000	1,240,000
Haleyville, AL IDRB:
Briar-Garrett, (LOC: First Commercial Bank), 1.33%, VRDN	1,825,000	1,825,000
Charming Castle LLC Proj., (SPA: Canadian Imperial Bank), 1.38%, VRDN	673,000	673,000
Door Components LLC Proj., (SPA: Canadian Imperial Bank), 1.38%, VRDN	2,050,000	2,050,000
Winston Propties, Inc. Proj., (SPA: Canadian Imperial Bank), 1.33%, VRDN	2,600,000	2,600,000
Hamilton, AL IDRB, Quality Hsg. Proj., (SPA: Canadian Imperial Bank), 1.48%, VRDN	1,000,000	1,000,000
Harris Cnty., TX Indl. Dev. Corp. IDRB:
National Bedding Co. Proj., (LOC: Bank of America), 1.32%, VRDN	2,475,000	2,475,000
Southern Ionics, Inc. Proj., (LOC: SouthTrust Bank), 1.28%, VRDN	5,000,000	5,000,000
Hillsboro, TX Indl. Dev. Corp. IDRB, Lamraft LP Proj., (LOC: First Commercial Bank), 1.39%, VRDN	1,203,000	1,203,000
Howard Cnty., MD EDRB, Concrete Pipe & Products Proj., (LOC: Crestar Bank), 1.26%, VRDN	1,560,000	1,560,000
Hull, WI IDRB, (LOC: Associated Bank), 1.37%, VRDN	1,820,000	1,820,000
Huntsville, AL IDRB:
Brown Precision, Inc. Proj., (LOC: First Commercial Bank), 1.38%, VRDN	3,200,000	3,200,000
Wright-X Technologym, Inc. Proj., (LOC: National City Bank), 1.26%, VRDN	1,620,000	1,620,000
Indiana Dev. Fin. Auth. IDRB, Goodwill Inds. Central Proj., (LOC: Bank One), 1.15%, VRDN	1,970,000	1,970,000
Iowa Fin. Auth. IDRB, Interwest Proj., (SPA: Bay Hypotheken-und Vereins), 1.43%, VRDN	4,340,000	4,340,000
Jackson, TN IDRB, General Cable Corp., (LOC: Chase Manhattan Bank), 1.17%, VRDN	9,000,000	9,000,000
Jasper Cnty., MO IDA RB, Leggett & Platt, Inc., (LOC: J.P. Morgan Chase & Co.), 1.23%, VRDN	2,300,000	2,300,000
Johnston Cnty., NC Indl. Facs. PCRB, Waltholm Group IV Proj., (LOC: SouthTrust
Bank), 1.33%, VRDN	2,370,000	2,370,000
Juab Cnty., UT IDRB, Intermountain Farmers Assn., (SPA: Bay Hypotheken-und
Vereins), 1.43%, VRDN	2,700,000	2,700,000
Kansas City, MO Land Clearance RB, Landmark Bank Proj., (LOC: U.S. Bank), 1.48%,VRDN	885,000	885,000
Koch Floating Rate Trust PFOTER, (Liq.: Merrill Lynch & Co.), 1.28%, VRDN	6,560,000	6,560,000
Lancaster Cnty., NV IDRB, Lincoln Machine, Inc. Proj., (LOC: U.S. Bank), 1.27%, VRDN	1,435,000	1,435,000
Lee Cnty., GA Dev. Auth. RB, Woodgrain Millwork, Inc. Proj., (LOC: U.S. Bank), 1.27%, VRDN	5,865,000	5,865,000
Loudoun Cnty., VA IDA RB, Electronic Instrumentation, (LOC: Bank of America), 1.13%, VRDN	2,260,000	2,260,000
Louisiana Local Govt. Env. Facs. CDA RB, Honeywell International, Inc. Proj., (Gtd. by Honeywell International, Inc.), 1.28%, VRDN	4,000,000	4,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Lucas Cnty., OH IDRB, High Tech Properties, Inc. Proj., (LOC: National City Bank), 1.21%, VRDN	$ 3,170,000	$ 3,170,000
Magnolia, AR IDRB, American Fuel Cell Proj., (SPA: Commerce de France), 1.42%, VRDN	1,755,000	1,755,000
Mankato, MN IDRB, Katolight Proj., (LOC: U.S. Bank), 1.27%, VRDN	2,250,000	2,250,000
Maricopa Cnty., AZ IDA RB, Young Elec. Sign Co. Proj., (LOC: Key Bank), 1.22%, VRDN	3,000,000	3,000,000
McLean Cnty., KY IDA RB, Smelter Svc. Corp. Proj., (LOC: Bank of America), 1.18%, VRDN	2,400,000	2,400,000
Memphis, TN City Fin. Corp. RB, Memphis Redbirds Foundation, (LOC: Fiat
Tennessee Bank), 1.25%, VRDN	14,755,000	14,755,000
Miami-Dade Cnty., FL IDRB, Cigarette Racing Team Proj., (LOC: Bank of America), 1.13%, VRDN	2,800,000	2,800,000
Michigan Jobs Dev. Auth. PCRB, Mazda Motor Manufacturing USA Corp., (SPA: Sumitomo Bank, Ltd.), 3.53%, VRDN	6,000,000	6,000,000
Michigan Strategic Fund, Ltd. Obl. RB, Quantum Composites, Inc. Proj., (LOC: Heller Financial, Inc.), 1.27%, VRDN	4,820,000	4,820,000
Minnesota Agriculture & EDRB, Como Partnership Proj., Ser. 1996, (LOC: First
Bank), 1.27%, VRDN	1,705,000	1,705,000
Missouri Dev. Fin. Board IDRB, Cook Composite Co. Proj., Ser. 1994, (SPA: Societe Generale), 1.42%, VRDN	3,625,000	3,625,000
Mobile Cnty., AL IDRB, FGDI LLC Proj., (SPA: Bay Hypotheken-und Vereins), 1.43%, VRDN	4,950,000	4,950,000
Montgomery, AL Impt. Dist. RB, Taylor Ryan, Ser. A, (LOC: Columbus B&T Co.), 1.11%, VRDN	10,465,000	10,465,000
Moorhead, MN Solid Wst. Disposal RB, American Crystal Sugar, (LOC: Wells Fargo), 1.38%, VRDN	5,500,000	5,500,000
New Hampshire Business Fin. Auth. EDRB, 41 Northwestern LLC Proj., (LOC: Fleet
Bank), 1.28%, VRDN	2,300,000	2,300,000
New Lisbon, WI IDRB, Leer LP Proj., (LOC: U.S. Bank), 1.27%, VRDN	2,520,000	2,520,000
Newton, WI IDRB, Stecker Machine Co., Inc. Proj., (LOC: U.S. Bank), 1.17%, VRDN	2,905,000	2,905,000
Oklahoma Dev. Fin. Auth. RB, Indl. Dev. Tracker Marine Proj., (LOC: Bank of
America), 1.13%, VRDN	2,425,000	2,425,000
Olathe, KS IDRB, Insulite Proj., (LOC: Firstar Bank), 1.34%, VRDN	2,335,000	2,335,000
Onslow Cnty., NC Indl. Facs. PCRB, Mine Safety Appliances Co., (LOC: J.P. Morgan
Chase & Co.), 1.10%, VRDN	4,000,000	4,000,000
Oregon EDRB, Beef Northwest Feeders, Inc., (LOC: Bank of America), 1.33%, VRDN	1,855,000	1,855,000
Osceola Vlg., WI IDRB, Johnson Family LP, (LOC: Firstar Bank), 1.20%, VRDN	2,475,000	2,475,000
Philadelphia, PA IDA RB, Allied Corp. Proj., (Gtd. by Honeywell International), 1.30%, 11/1/2004	490,000	490,000
Pilchuck, WA Dev. Pub. Corp. IDRB, Romac Inds., Inc., Ser. 1995, (LOC: Bank of
California), 2.50%, VRDN	3,425,000	3,425,000
Pinal Cnty., AZ IDA RB, Feenstra Investments Dairy Proj., (LOC: Key Bank), 1.33%, VRDN	1,250,000	1,250,000
Pittsburg Cnty., OK EDRB, Simonton Bldg. Production Proj., (LOC: PNC Bank), 1.27%, VRDN	5,000,000	5,000,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Plymouth, WI IDRB, Wisconsin Plastics Products, (LOC: Associated Bank), 1.37%, VRDN	$ 1,390,000	$ 1,390,000
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Proj., Ser. B, (SPA: TOTAL FINA ELF SA), 1.16%, VRDN	8,700,000	8,700,000
Port Corpus Christi, TX Solid Wst. RB, Flint Hills Resources, Ser. A:
(Gtd. by Flint Resources), 1.41%, VRDN	9,000,000	9,000,000
(Gtd. by Flint Resources), 1.43%, VRDN	25,000,000	25,000,000
Portland, OR EDA RB, Broadway Proj., (LOC: Key Bank & Insd. by AMBAC), 1.10%, VRDN	4,500,000	4,500,000
Rockwall, TX Indl. Dev. Corp. IDRB, Columbia Extrusion Corp., (LOC: U.S. Bank), 1.27%, VRDN	1,700,000	1,700,000
Savannah, GA EDRB, GA Kaolin, Inc., (LOC: Bank of America), 1.13%, VRDN	2,250,000	2,250,000
Sheboygan, WI IDRB, Alaark Manufacturing Corp. Proj., (LOC: Associated Bank), 1.37%, VRDN	2,000,000	2,000,000
South Carolina Jobs EDA RB:
Compact Air Products LLC, (LOC: Key Bank), 1.22%, VRDN	2,915,000	2,915,000
Lorraine Linens Proj., (LOC: SouthTrust Bank), 1.33%, VRDN	1,950,000	1,950,000
Ortec, Inc. Proj., Ser. A, (LOC: Bank of America), 1.18%, VRDN	1,100,000	1,100,000
Ortec, Inc. Proj., Ser. B, (LOC: Bank of America), 1.18%, VRDN	2,500,000	2,500,000
Roller Bearing Co. Proj., Ser. 1994-A, (Liq.: Heller Financial, Inc.), 1.27%, VRDN	7,700,000	7,700,000
South Central, PA Gen. Auth. RB, (SPA: RBC Centura Bank & Insd. by AMBAC), 1.13%, VRDN	7,000,000	7,000,000
South Dakota Economic Dev. Fin. Auth. IDRB, Lomar Dev. Co. Proj., (LOC: U.S.
Bank), 1.27%, VRDN	2,400,000	2,400,000
Springfield, MO IDA RB, SLH Investments LLC Proj., (LOC: Firstar Bank), 1.35%, VRDN	1,570,000	1,570,000
St. Charles Cnty., MO IDRB, Kuenz Heating & Sheet Metal, (LOC: U.S. Bank), 1.39%, VRDN	2,380,000	2,380,000
Summit Cnty., UT IDRB, Hornes' Kimball Proj., Ser. 1985, (LOC: U.S. Bank), 1.55%, VRDN	1,300,000	1,300,000
Sweetwater Cnty., WY Env. Impt. RB, Phosphates, Ltd. Co. Proj., (SPA: Rabobank
Neder), 1.33%, VRDN	21,500,000	21,500,000
Trumann, AR IDRB, Roach Manufacturing Corp. Proj., (LOC: Regions Bank), 1.30%, VRDN	4,000,000	4,000,000
Tuscaloosa Cnty., AL IDA RB, Synchronous Indl. Svcs. Proj., (LOC: SouthTrust
Bank), 1.33%, VRDN	1,345,000	1,345,000
Twin Falls, ID IDRB, Longview Fibre Co. Proj., (SPA: Sumitomo Bank, Ltd.), 1.12%, VRDN	4,500,000	4,500,000
Union Cnty., AR Indl. Board PCRB, (Gtd. by GII, Inc.), 2.29%, VRDN	9,000,000	9,000,000
Union Gap, WA Pub. Corp. IDRB, Weyerhauser Co. Proj., (Gtd. by Weyerhauser Co.), 1.40%, VRDN	1,600,000	1,600,000
Vanderburgh Cnty., IN Indl. EDRB, Pyrotek, Inc. Proj., (LOC: Key Bank), 1.22%, VRDN	2,710,000	2,710,000
Wabash, IN EDRB, Martin Yale Inds. Proj., (LOC: Bank One), 1.30%, VRDN	2,700,000	2,700,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Washington Economic Dev. Fin. Auth. RB, Fletcher Proj., Ser. E, (Liq.: Washington Mutual), 1.32%, VRDN	$ 2,515,000	$ 2,515,000
Washington Fin. Auth. RB, Smith Brothers Farms, Inc., (LOC: Bank of America), 1.33%, VRDN	3,300,000	3,300,000
Washtenaw Cnty., MI Econ. Dev. Corp. IDRB, David & Lisa Frame LLC, (LOC: Key
Bank), 1.22%, VRDN	1,525,000	1,525,000
Webb, AL IDRB, Qualico Steel Proj., (LOC: SouthTrust Bank), 1.33%, VRDN	2,580,000	2,580,000
West Baton Rouge, LA IDRB, Dow Chemical Co. Proj., Ser. 1995, (Gtd. by Dow
Chemical), 1.25%, VRDN	800,000	800,000
West Virginia EDA IDRB:
Coastal Lumber Products Proj., Ser. A, (LOC: Crestar Bank), 1.36%, VRDN	2,185,000	2,185,000
Coastal Lumber Products Proj., Ser. B, (LOC: Crestar Bank), 1.36%, VRDN	1,490,000	1,490,000
Yakima Cnty., WA Pub. Corp. RB, Macro Plastics, Inc. Proj., (LOC: Bank of the
West), 1.37%, VRDN	4,380,000	4,380,000
412,939,000
Lease 3.7%
ABN AMRO Chicago Corp. Leasetops RB, Master Trust I, Ser. 1997-1, (LOC: LaSalle
Bank), 1.39%, VRDN 144A	3,570,690	3,570,690
ABN AMRO Leasetops Cert. Trust RB, Ser. 2000-2, (LOC: LaSalle Bank & SPA: FHA), 1.39%, VRDN 144A	6,531,175	6,531,175
Greystone, DE Muni. Lease COP, Ser. A, 1.27%, VRDN	460,000	460,000
Koch Floating Rate Trust RB, Weekly Cert., Ser. 2000-1, 1.33%, VRDN	29,433,393	29,433,393
MBIA Capital Corp. Grantor Trust Lease PFOTER, (SPA: Landesbank Hessen-Thüringen Girozentrale), 1.18%, VRDN	5,200,000	5,200,000
Pitney Bowes Credit Corp. Leasetops RB:
Ser. 1999-2, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 1.33%, VRDN 144A	5,793,009	5,793,009
Ser. 2002-1, (Gtd. by Pitney Bowes Credit Corp. & Insd. by AMBAC), 1.33%, VRDN 144A	8,727,327	8,727,327
Wilson Cnty., TN IDRB, Knight Leasing Co. Proj., (LOC: AmSouth Bank), 1.38%, VRDN	8,000,000	8,000,000
67,715,594
Miscellaneous Revenue 2.0%
Clipper Tax Exempt Trust COP, Ser. 1999-9, (LOC: State Street Corp.), 1.20%, VRDN	7,565,000	7,565,000
Delaware Valley, PA Regl. Fin. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by
AMBAC), 1.13%, VRDN	1,800,000	1,800,000
Las Vegas, NV EDA RB, Andre Agassi Foundation, (SPA: Allied Irish Bank), 1.08%, VRDN	9,485,000	9,485,000
Lawrence Cnty., PA IDA RB, Villa Maria Proj., Ser. A, (SPA: Allied Irish Bank), 1.10%, VRDN	5,480,000	5,480,000
Massachusetts Indl. Fin. Auth. IDRB, Portland Causeway Realty Trust Co., Ser.
1988, (LOC: Citibank), 1.15%, VRDN	700,000	700,000
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Miscellaneous Revenue continued
Merrill Lynch & Co., Inc. PFOTER, (Liq.: Merrill Lynch & Co. & SPA: FHA), 1.23%, VRDN	$ 6,910,000	$ 6,910,000
Montgomery Cnty., MD EDRB, George Meany Ctr. For Labor, 1.08%, VRDN	5,500,000	5,500,000
37,440,000
Port Authority 0.4%
Mississippi Dev. Bank Spl. Obl. RB, Harrison Cnty. Pub. Impt., (LOC: AmSouth
Bank & Insd. by AMBAC), 1.19%, VRDN	7,340,000	7,340,000
Tuscaloosa Cnty., AL Port Auth. RB, (LOC: SouthTrust Bank), 1.13%, VRDN	142,000	142,000
7,482,000
Resource Recovery 3.5%
Fairfax Cnty. VA EDA RRB, Ser. A, 5.75%, 2/1/2005	14,165,000	14,447,185
New Hampshire Business Fin. Auth. RB, Solid Wst. Disposal Wst. Mgmt. Inc. Proj., 2.90%, VRDN	5,000,000	5,000,000
Port Arthur, TX Navigation Dist. Env. Facs. RB, Fina Oil & Chemical Proj., (SPA: TOTAL FINA ELF SA), 1.21%, VRDN	10,635,000	10,635,000
Portage, IN EDRB, American Iron Oxide, Ser. B, (LOC: Bank One), 1.38%, VRDN	11,000,000	11,000,000
Spencer Cnty., IN PCRB, American Iron Oxide Co. Proj., (SPA: Bank of
Tokyo-Mitsubishi, Ltd.), 1.48%, VRDN	5,000,000	5,000,000
Traill Cnty., ND Solid Wst. Disposal RB:
American Crystal Sugar, Ser. A, (LOC: Norwest Bank), 1.38%, VRDN	16,000,000	16,000,000
American Crystal Sugar, Ser. B, (LOC: Wells Fargo), 1.38%, VRDN	1,000,000	1,000,000
American Crystal Sugar, Ser. C, (LOC: Wells Fargo), 1.38%, VRDN	1,000,000	1,000,000
64,082,185
Special Tax 1.5%
New York City, NY TFA RB, NYC Recovery Ser. 3, (SPA: Bank of New York), 1.05%, VRDN	27,000,000	27,000,000
Tobacco Revenue 0.6%
Badger Tobacco Asset Security Corp., WI PFOTER:
(Liq.: Merrill Lynch & Co.), 1.40%, VRDN	4,520,000	4,520,000
Ser. 633, (SPA: Lloyds Bank), 1.23%, VRDN	4,825,000	4,825,000
Tobacco Corp. Settlement, NY PFOTER, (LOC: Lloyds Bank), 1.17%, VRDN	1,125,000	1,125,000
10,470,000
Transportation 0.9%
Central Puget Sound, WA Regl. Transit Auth. PFOTER, Ser. 360, (Liq.: Morgan
Stanley & Insd. by FGIC), 1.14%, VRDN	910,000	910,000
E 470 Pub. Highway, CO PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by MBIA), 1.20%, VRDN	5,425,000	5,425,000
Lee Cnty., FL Trans. Facs. RB, Ser. 904, (Insd. by AMBAC), 1.13%, VRDN	4,912,500	4,912,500
Metro. Trans. Auth., NY PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by FGIC), 1.11%, VRDN	1,400,000	1,400,000
New Jersey Turnpike Auth. RB, (Liq.: Merrill Lynch & Co. & Insd. by MBIA), 1.11%, VRDN	3,165,000	3,165,000
15,812,500
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility 3.5%
California PCRRB, Pacific Gas and Elec. Proj., (LOC: Bank One), 1.10%, VRDN	$ 4,600,000	$ 4,600,000
Carlton, WI PCRB, Pwr. & Light Proj., (Gtd. by Wisconsin Power & Light), 1.25%, VRDN	5,600,000	5,600,000
Carroll Cnty., KY Collateralized Solid Wst. Disposal Facs. RB, Kentucky Utility
Co. Proj., Ser. A, (Gtd. by Kentucky Utility), 1.25%, VRDN	8,700,000	8,700,000
City of Lakeland, FL Energy RB, Ser. A, (LOC: Toronto Dominion), 1.08%, VRDN	2,300,000	2,300,000
City of Seattle, WA RB, Seattle Light and Pwr. Corp. Proj., 1.38%, 12/1/2004	6,700,000	6,700,000
Lodi, CA Elec. Sys. RB, Ser. A, 1.04%, VRDN	5,960,000	5,960,000
North Carolina Muni. Pwr. Agcy. PFOTER, (SPA: Merrill Lynch & Co. & Insd. by
AMBAC), 1.15%, 1/20/2005	4,495,000	4,485,392
Sweetwater Cnty., WY Env. Impt. RB, Adjusted Pacificorp Proj., Ser. 1995, (LOC: Bank One), 1.16%, VRDN	1,800,000	1,800,000
Sweetwater Cnty., WY PCRB, Ser. A, (LOC: Commerzbank AG), 2.08%, VRDN	24,800,000	24,800,000
64,945,392
Water & Sewer 1.4%
City of Phoenix Civic Impt. Wtr. Sys. RB, 1.40%, 2/10/2005	7,000,000	7,000,000
Colorado River, TX Muni. Wtr. Dist. RB, Republic Wst. Svcs., Inc. Proj., (LOC:
Bank of America), 1.18%, VRDN	4,000,000	4,000,000
Gulf Coast, TX Wst. Disp. Auth. RB, Republic Wst. Svcs., Inc. Proj., (LOC: Bank
of America), 1.18%, VRDN	3,500,000	3,500,000
Metro. Superior, CO Wtr. Dist. 1 RB, (SPA: BNP Paribas), 1.18%, VRDN	2,000,000	2,000,000
New York City, NY IDA RB, USA Wst. Svcs. NYC Proj., (LOC: J.P. Morgan Chase &
Co.), 1.11%, VRDN	7,000,000	7,000,000
Niceville, FL Wtr. & Swr. RB, Ser. B, (LOC: Columbus B&T Co. & Insd. by AMBAC), 1.10%, VRDN	1,495,000	1,495,000
24,995,000
Total Municipal Obligations (cost $1,824,256,075)		1,824,256,075
Total Investments (cost $1,825,456,075) 99.8%		1,825,456,075
Other Assets and Liabilities 0.2%		3,112,881
Net Assets 100.0%		$ 1,828,568,956

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
CDA	Community Development Authority
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Authority
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IFA	Industrial Finance Agency
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MHRB	Multifamily Housing Revenue Bond
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificate
PFOTER	Puttable Floating Option Tax Exempt Receipts
PCRB	Pollution Control Revenue Bond
PCRRB	Pollution Control Refunding Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
ROC	Reset Option Certificates
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond
SPA	Security Purchase Agreement
TFA	Transitional Finance Authority
VRDN	Variable Rate Demand Note

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2004.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by credit quality as of July 31, 2004:

Tier 1	94.4%
Tier 2	5.6%
100.0%

The following table shows the percent of total investments by maturity as of July 31, 2004:

1 day	0.6%
2-7 days	87.9%
8-60 days	3.1%
61-120 days	1.8%
121-240 days	2.2%
241+ days	4.4%
100.0%
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004  (unaudited)

Assets
Investments in securities at amortized cost	$ 1,825,456,075
Cash	334,892
Receivable for Fund shares sold	183,386
Interest receivable	3,534,229
Prepaid expenses and other assets	172,617

Total assets	1,829,681,199

Liabilities
Dividends payable	310,897
Payable for Fund shares redeemed	511,273
Advisory fee payable	56,556
Distribution Plan expenses payable	45,395
Due to other related parties	18,182
Accrued expenses and other liabilities	169,940

Total liabilities	1,112,243

Net assets	$ 1,828,568,956

Net assets represented by
Paid-in capital	$ 1,828,524,235
Undistributed net investment income	2,238
Accumulated net realized gains on securities	42,483

Total net assets	$ 1,828,568,956

Net assets consists of
Class A	$ 804,698,623
Class S	368,464,249
Class S1	152,238,479
Class I	503,167,605

Total net assets	$ 1,828,568,956

Shares outstanding
Class A	804,800,206
Class S	368,350,531
Class S1	152,317,686
Class I	503,123,441

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004  (unaudited)

Investment income
Interest	$ 12,785,915

Expenses
Advisory fee	4,156,677
Distribution Plan expenses
Class A	1,328,658
Class S	1,234,167
Class S1	627,526
Administrative services fee	601,237
Transfer agent fees	548,419
Trustees' fees and expenses	13,452
Printing and postage expenses	55,608
Custodian and accounting fees	283,020
Registration and filing fees	11,487
Professional fees	17,203
Other	81,973

Total expenses	8,959,427
Less: Expense reductions	(6,484)
Fee waivers and expense reimbursements	(280,492)

Net expenses	8,672,451

Net investment income	4,113,464

Net realized gains on securities	42,483

Net increase in net assets resulting from operations	$ 4,155,947

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 4,113,464		$ 12,627,987
Net realized gains on securities		42,483		233,489

Net increase in net assets resulting from operations		4,155,947		12,861,476

Distributions to shareholders from
Net investment income
Class A		(1,994,243)		(5,773,414)
Class S		(313,603)		(1,605,530)
Class S1		(155,268)		(815,057)
Class I		(1,869,719)		(4,540,200)

Total distributions to shareholders		(4,332,833)		(12,734,201)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	1,761,766,151	1,761,766,151	4,742,016,195	4,742,016,195
Class S	172,284,177	172,284,177	742,977,485	742,977,485
Class S1	222,548,377	222,548,377	418,510,845	418,510,845
Class I	306,238,571	306,238,571	947,945,329	947,945,329

		2,462,837,276		6,851,449,854

Net asset value of shares issued in reinvestment of distributions
Class A	1,827,575	1,827,575	5,316,509	5,316,509
Class S1	24,802	24,802	3	3
Class I	650,234	650,234	1,485,914	1,485,914

		2,502,611		6,802,426

Payment for shares redeemed
Class A	(1,916,398,676)	(1,916,398,676)	(5,026,609,869)	(5,026,609,869)
Class S	(266,355,569)	(266,355,569)	(1,114,993,473)	(1,114,993,473)
Class S1	(344,701,617)	(344,701,617)	(512,878,219)	(512,878,219)
Class I	(317,145,820)	(317,145,820)	(997,251,107)	(997,251,107)

		(2,844,601,682)		(7,651,732,668)

Net decrease in net assets resulting from capital share transactions		(379,261,795)		(793,480,388)

Total decrease in net assets		(379,438,681)		(793,353,113)
Net assets
Beginning of period		2,208,007,637		3,001,360,750

End of period		$ 1,828,568,956		$ 2,208,007,637

Undistributed net investment income		$ 2,238		$ 221,607

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Municipal Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S, Class S1 and Institutional ("Class I") shares. Class A, Class S, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.44% and declining to 0.39% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2004, EIMC waived its fees in the amount of $238,335 and reimbursed expenses in the amount of $39,577 which combined represents 0.02% of the Fund's average daily net assets (on an annualized basis). In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $1,595 and Class S1 shares in the amount of $985.

As of July 31, 2004, the Fund had $238,335 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for each of Class S and Class S1 shares.

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At July 31, 2004, the Fund had the following open credit default swap contracts outstanding:

Annual Rate of
		Reference Debt	Notional	Fixed Payments	Payment
Expiration	Counterparty	Obligation	Amount	Made by the Fund	Frequency

	Bank of	Waste Management,
6/1/2005	America	Inc.	$5,000,000	0.46%	quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567513 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New Jersey Municipal Money Market Fund

Evergreen New Jersey Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New Jersey Muni Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail

1

LETTER TO SHAREHOLDERS continued

sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were

2

LETTER TO SHAREHOLDERS continued

exacerbated by rising gasoline prices and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 10/26/1998

	Class A	Class S	Class I
Class inception date	10/26/1998	6/30/2000	4/5/1999
Nasdaq symbol	ENJXX	N/A	EJMXX

6-month return	0.20%	0.05%	0.35%

Average annual return

1 year	0.42%	0.14%	0.73%

5 year	1.72%	1.47%	2.02%

Since portfolio inception	1.81%	1.59%	2.09%

7-day annualized yield	0.42%	0.12%	0.72%

30-day annualized yield	0.40%	0.10%	0.70%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes S and I prior to their inception is based on the performance of Class A, the original class offered. The historical returns for Classes S and I have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower while returns for Class I would have been higher.

Returns reflect expense limits previously in effect, without which returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	(2/1/2004)	(7/31/2004)	Period*

Actual
Class A	$1,000.00	$1,001.96	$4.58
Class S	$1,000.00	$1,000.53	$6.02
Class I	$1,000.00	$1,003.45	$3.09
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.29	$4.62
Class S	$1,000.00	$1,018.85	$6.07
Class I	$1,000.00	$1,021.78	$3.12

*For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.21% for Class S, and 0.62% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.02	0.03	0.03
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.01	-0.02	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.20%	0.53%	0.90%	2.11%	3.45%	2.59%
Ratios and supplemental data
Net assets, end of period (millions)	$27	$30	$42	$37	$34	$111
Ratios to average net assets
Expenses[2]	0.92%[3]	0.87%	0.86%	0.85%	0.82%	0.84%
Net investment income	0.39%[3]	0.49%	0.81%	2.01%	3.38%	2.57%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S		2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.05%	0.24%	0.60%	1.81%	1.84%
Ratios and supplemental data
Net assets, end of period (millions)	$54	$66	$108	$136	$98
Ratios to average net assets
Expenses[3]	1.21%[4]	1.16%	1.16%	1.15%	1.14%[4]
Net investment income	0.11%[4]	0.19%	0.51%	1.71%	3.07%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I1		2004	2003	2002	2001	2000[2]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.02	0.04	0.02
Distributions to shareholders from
Net investment income	0[3]	-0.01	-0.01	-0.02	-0.04	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.35%	0.83%	1.21%	2.42%	3.76%	2.47%
Ratios and supplemental data
Net assets, end of period (millions)	$15	$22	$21	$6	$2	$2
Ratios to average net assets
Expenses[4]	0.62%[5]	0.57%	0.56%	0.55%	0.53%	0.52%[5]
Net investment income	0.67%[5]	0.73%	1.04%	2.32%	3.69%	3.06%[5]

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   For the period from April 5, 1999 (commencement of class operations), to January 31, 2000.

[3]   Amount represents less than $0.005 per share.

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS 99.5%
Community Development District 10.5%
Denver, CO Urban Renewal Auth. Tax Increment RRB, Ser. A, (LOC: Zions First
National Bank), 1.38%, VRDN	$ 3,390,000	$ 3,390,000
Gloucester Cnty., NJ IDRB, (Gtd. by Exxon Mobil), 0.98%, VRDN	200,000	200,000
New Jersey EDA Indl. & EDRB:
East Meadow Corp. Proj., Ser. 1986-A, (Gtd. by UFJ Bank Ltd.), 3.05%, VRDN	675,000	675,000
East Meadow Corp. Proj., Ser. 1986-B, (Gtd. by UFJ Bank Ltd.), 3.05%, VRDN	3,870,000	3,870,000
New Jersey EDA RB, (LOC: Bank of America), 1.02%, VRDN	2,000,000	2,000,000
10,135,000
Education 8.1%
New Jersey EDA PFOTER, Ser. 572, (Liq.: Morgan Stanley & Insd. by AMBAC), 1.08%, VRDN	3,500,000	3,500,000
New Jersey Edl. Facs. Auth. RB:
(Gtd. by Societe Generale), 1.09%, VRDN	1,800,000	1,800,000
(Gtd. by Citigroup Holdings), 1.11%, VRDN	2,500,000	2,500,000
7,800,000
General Obligation - State 9.5%
New Jersey Env. Infrastructure MSTR, (Liq.: J.P. Morgan Chase & Co.), 1.09%,
VRDN	9,135,000	9,135,000
Hospital 13.6%
New Jersey Hlth. Care Facs. Fin. Auth. RB:
PFOTER FRN, (SPA: Svenska Handelsbank & Insd. by AMBAC), 1.20%, 9/16/2004	8,795,000	8,795,000
Variable Comp. Program Ser. A-2, (LOC: Bank of America), 1.06%, VRDN	1,500,000	1,500,000
Wiley Mission Proj., (LOC: Commerce Bank), 1.08%, VRDN	2,770,000	2,770,000
13,065,000
Housing 15.1%
Class B Revenue Bond Certificate Trust, Ser. 2001-1, (Gtd. by American
International Group), 1.58%, VRDN	2,600,000	2,600,000
Manitowoc, WI CDA MHRB, Hsg. Great Lakes Training, Ser. A, (SPA: Bayerische
Landesbank), 1.34%, VRDN	3,000,000	3,000,000
New Jersey Hsg. & Mtge. Fin. Agcy. PFOTER, (LOC: Landesbank & Insd. by MBIA),
1.20%, VRDN	3,980,000	3,980,000
Newark, NJ MHRB, (Liq.: Merrill Lynch & Co.), 1.22%, VRDN	2,940,000	2,940,000
PFOTER, (Liq.: Merrill Lynch & Co.), 1.28%, VRDN	2,000,000	2,000,000
14,520,000
Industrial Development Revenue 11.9%
Braxton Cnty., WV Solid Wst. Disposal IDRRB, Weyerhaeuser Co. Proj., Ser. A,
(Gtd. by Weyerhaeuser), 1.75%, VRDN	700,000	700,000
Frankfort, IN EDRB, General Seating America Proj., (SPA: Mizuho Bank, Ltd.),
4.13%, VRDN	1,355,000	1,355,000
Logan, UT IDRB, Scientific Tech, Inc., (LOC: Bank of the West), 1.38%, VRDN	2,000,000	2,000,000
Mcintosh, AL Indl. Dev. Board RB, (Gtd. by Ciba Specialty), 1.13%, VRDN	1,400,000	1,400,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
New Jersey EDA RB:
El Dorado Terminals Proj. B, (LOC: SunTrust Banks), 1.11%, VRDN	$ 1,000,000	$ 1,000,000
Hoben Investors Proj., (LOC: Valley National Bank), 1.23%, VRDN	1,790,000	1,790,000
Intl. Processing Corp. Proj., (LOC: Bank of America), 1.13%, VRDN	1,750,000	1,750,000
Union Cnty., NJ Indl. PCRB, (Gtd. by Exxon Mobil), 0.99%, VRDN	1,400,000	1,400,000
11,395,000
Tobacco Revenue 4.8%
Tobacco Settlement Fin. Corp. of NJ PFOTER, (Liq.: Merrill Lynch & Co.), 1.22%,
VRDN	4,600,000	4,600,000
Transportation 24.6%
New Jersey Tpke. Auth. RB:
1.05%, VRDN	2,300,000	2,300,000
Ser. C-2, 1.08%, VRDN	6,400,000	6,400,000
New Jersey Trans. Auth. PFOTER, (Liq.: Merrill Lynch & Co. & Insd. by AMBAC),
1.11%, VRDN	2,185,000	2,185,000
New Jersey Trans. Trust Fund Auth. MTC, Ser. 2001-1, (Liq.: Commerzbank AG),
1.58%, VRDN	12,745,000	12,745,000
23,630,000
Utility 1.4%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., (Gtd. by Wisconsin Power &
Light), 1.25%, VRDN	1,200,000	1,200,000
New Jersey EDA RB, Bayonne Impt. Proj., Ser. A, (LOC: SunTrust Banks), 1.11%,
VRDN	100,000	100,000
1,300,000
Total Investments (cost $95,580,000) 99.5%		95,580,000
Other Assets and Liabilities 0.5%		503,910
Net Assets 100.0%		$ 96,083,910

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
CDA	Community Development Administration	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDRB	Economic Development Revenue Bond	MTC	Municipal Trust Certificate
FRN	Floating Rate Note	PFOTER	Puttable Floating Option Tax Exempt Receipt
IDRB	Industrial Development Revenue Bond	PCRB	Pollution Control Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond	RB	Revenue Bond
		RRB	Refunding Revenue Bond
		SPA	Security Purchase Agreement
		VRDN	Variable Rate Demand Note
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

Variable Rate Demand Notes are payable on demand on no more than seven calendar days notice given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements, and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of July 31, 2004:

New Jersey	81.6%
Wisconsin	4.4%
Colorado	3.5%
Utah	2.1%
Alabama	1.5%
Indiana	1.4%
West Virginia	0.7%
Non-state specific	4.8%
100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2004:

Tier 1	100.0%

The following table shows the percent of total investments by maturity as of July 31, 2004:

2-7 Days	90.8%
8-60 Days	9.2%
100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004  (unaudited)

Assets
Investments at amortized cost	$ 95,580,000
Cash	297,049
Receivable for Fund shares sold	2,400
Interest receivable	225,347
Prepaid expenses and other assets	20,240

Total assets	96,125,036

Liabilities
Dividends payable	12,392
Payable for Fund shares redeemed	6,631
Advisory fee payable	3,227
Distribution Plan expenses payable	3,341
Due to other related parties	906
Accrued expenses and other liabilities	14,629

Total liabilities	41,126

Net assets	$ 96,083,910

Net assets represented by
Paid-in capital	$ 96,040,928
Undistributed net investment income	7,882
Accumulated net realized gains on securities	35,100

Total net assets	$ 96,083,910

Net assets consists of
Class A	$ 27,039,007
Class S	54,461,513
Class I	14,583,390

Total net assets	$ 96,083,910

Shares outstanding
Class A	27,012,739
Class S	54,438,407
Class I	14,589,782

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004  (unaudited)

Investment income
Interest	$ 628,124

Expenses
Advisory fee	196,629
Distribution Plan expenses
Class A	37,421
Class S	169,814
Administrative services fee	28,775
Transfer agent fees	7,427
Trustees' fees and expenses	639
Printing and postage expenses	16,808
Custodian and accounting fees	13,439
Registration and filing fees	15,481
Professional fees	10,421
Other	8,092

Total expenses	504,946
Less: Expense reductions	(369)
Expense reimbursements	(3,466)

Net expenses	501,111

Net investment income	127,013

Net realized gains on securities	35,100

Net increase in net assets resulting from operations	$ 162,113

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 127,013		$ 546,067
Net realized gains on securities		35,100		86,387

Net increase in net assets resulting from operations		162,113		632,454

Distributions to shareholders from
Net investment income
Class A		(48,895)		(191,311)
Class S		(29,829)		(235,738)
Class I		(48,283)		(196,632)

Total distributions to shareholders		(127,007)		(623,681)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	29,850,589	29,850,589	85,168,800	85,168,800
Class S	47,203,588	47,203,588	149,958,489	149,958,489
Class I	49,766,337	49,766,337	74,652,320	74,652,320

		126,820,514		309,779,609

Net asset value of shares issued in reinvestment of distributions
Class A	37,157	37,157	149,230	149,230
Class S	381	381	0	0
Class I	11,165	11,165	66,860	66,860

		48,703		216,090

Payment for shares redeemed
Class A	(32,693,965)	(32,693,965)	(97,420,277)	(97,420,277)
Class S	(59,134,251)	(59,134,251)	(191,372,484)	(191,372,484)
Class I	(57,346,543)	(57,346,543)	(73,534,040)	(73,534,040)

		(149,174,759)		(362,326,801)

Net decrease in net assets resulting from capital share transactions		(22,305,542)		(52,331,102)

Total decrease in net assets		(22,270,436)		(52,322,329)
Net assets
Beginning of period		118,354,346		170,676,675

End of period		$ 96,083,910		$ 118,354,346

Undistributed net investment income		$ 7,882		$ 7,876

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen New Jersey Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Class A, Class S and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.41% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.41% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2004, EIMC reimbursed expenses relating to Class S shares in the amount of $3,466.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567514 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen New York Municipal Money Market Fund

Evergreen New York Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen New York Municipal Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail

1

LETTER TO SHAREHOLDERS continued

sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were

2

LETTER TO SHAREHOLDERS continued

exacerbated by rising gasoline prices and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 9/24/2001

	Class A	Class S	Class I
Class inception date	9/24/2001	9/24/2001	9/24/2001

Nasdaq symbol	ENYXX	N/A	ENIXX

6-month return	0.17%	0.04%	0.32%

Average annual return

1 year	0.40%	0.13%	0.70%

Since portfolio inception	0.62%	0.34%	0.93%

7-day annualized yield	0.38%	0.09%	0.68%

30-day annualized yield	0.35%	0.06%	0.65%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Class S. Had the fees and expenses not been waived or reimbursed, returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,001.68	$4.58
Class S	$1,000.00	$1,000.36	$5.87
Class I	$1,000.00	$1,003.18	$3.04
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.29	$4.62
Class S	$1,000.00	$1,019.00	$5.92
Class I	$1,000.00	$1,021.83	$3.07

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.18% for Class S and 0.61% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.17%	0.46%	0.82%	0.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$76,719	$82,110	$101,114	$94,200
Ratios to average net assets
Expenses[3]	0.92%[4]	0.91%	0.88%	0.88%[4]
Net investment income	0.34%[4]	0.39%	0.79%	0.92%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.19%	0.52%	0.22%
Ratios and supplemental data
Net assets, end of period (thousands)	$24,315	$25,407	$35,817	$24,092
Ratios to average net assets
Expenses[3]	1.18%[4]	1.18%	1.18%	1.18%[4]
Net investment income	0.07%[4]	0.13%	0.49%	0.54%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	0[2]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.32%	0.76%	1.12%	0.44%
Ratios and supplemental data
Net assets, end of period (thousands)	$6,432	$2,200	$676	$3,710
Ratios to average net assets
Expenses[3]	0.61%[4]	0.59%	0.57%	0.59%[4]
Net investment income	0.66%[4]	0.65%	1.08%	1.15%[4]

[1]   For the period from September 24, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2004  (unaudited)

	Principal Amount	Value

COMMERCIAL PAPER 1.4%
Water & Sewer 1.4%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj. Ser. A, 3.10%, 8/18/2004
(cost $1,500,000)	$ 1,500,000	$ 1,500,000
MUNICIPAL OBLIGATIONS 98.3%
Capital Improvements 4.7%
New York, NY Transitional Fin. Auth. RB:
Ser. 1, Sub. Ser. 1-C, (Liq.: J.P. Morgan Chase Bank), 1.09%, VRDN	1,900,000	1,900,000
Ser. 154, (Liq.: Salomon Smith Barney), 1.10%, VRDN	500,000	500,000
Ser. 362, (Liq.: Morgan Stanley Dean Witter), 1.14%, VRDN	2,667,500	2,667,500
5,067,500
Community Development District 2.0%
Seneca Cnty., NY IDA RB, Kids Peace Natl. Centers Proj., (LOC: Key Bank), 1.15%, VRDN	2,175,000	2,175,000
Education 10.6%
New York Dorm. Auth. RB:
(Liq.: J.P. Morgan Chase Bank & Insd. by MBIA), 1.10%, VRDN	1,000,000	1,000,000
City Univ. Fac. Muni. Trust & Cert.:
Ser. A, (SPA: Commerzbank AG & Insd. by FGIC), 1.58%, VRDN	4,895,000	4,895,000
Ser. B, (SPA: Commerzbank AG & Insd. by FGIC), 1.58%, VRDN	3,945,000	3,945,000
New York, NY IDA Civic Fac. RB, Abraham Joshua Heschel Proj., (LOC: Allied Irish Bank plc), 1.13%, VRDN	1,505,000	1,505,000
11,345,000
Electric Revenue 0.5%
Modesto, CA Irrigation Dist. Fin. Auth. RB, (SPA: Societe Generale & Insd. by MBIA), 1.10%, VRDN	500,000	500,000
General Obligation - Local 3.9%
New York, NY GO, (SPA: Merrill Lynch & Co., Inc.), 1.15%, VRDN	4,195,000	4,195,000
General Obligation - State 0.3%
California MSTR, (Liq.: J.P. Morgan Chase Bank & Insd. by MBIA), 1.20%, VRDN	300,000	300,000
Hospital 13.2%
Herkimer Cnty., NY Indl. Dev. Agcy. Civic RB, Templeton Foundation Proj., (LOC: Key Bank), 1.15%, VRDN	800,000	800,000
Lancaster Township, NY IDA RB, Greenfield Manor Proj., (LOC: M&T Bank), 1.13%, VRDN	4,660,000	4,660,000
Lebanon Cnty., PA Hlth. Facs. Auth. Hlth. Ctr. RB, United Church of Christ Proj., (LOC: M&T Bank), 1.18%, VRDN	1,000,000	1,000,000
New York Dorm. Auth. RB, Ser. 340, (Liq.: Morgan Stanley Dean Witter & Insd. by MBIA), 1.14%, VRDN	3,982,500	3,982,500
Otsego Cnty., NY Indl. Dev. Agcy. RB, Templeton Foundation Proj., Ser. A, (LOC: Key Bank), 1.15%, VRDN	3,725,000	3,725,000
14,167,500
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Housing 13.5%
Albany, NY Hsg. Auth. Private Acct. RB, Historic Bleecker Terrace, (LOC: Key Bank), 1.30%, VRDN	$ 814,000	$ 814,000
Class B Revenue Bond Certificate Trust, Ser. 2001-1, (Gtd. by American International Group, Inc.), 1.58%, VRDN	6,700,000	6,700,000
New York HFA RRB, New York City Hlth. Facs., Ser. A, 6.375%, 11/1/2004	2,000,000	2,024,796
New York, NY Hsg. Dev. Corp. MHRB, West 55th St. Proj., (LOC: Bayerische Hypotheken), 1.19%, VRDN	5,000,000	5,000,000
14,538,796
Industrial Development Revenue 4.5%
Chenango Cnty., NY IDA RB, Baillie Lumber, Ser. A, (LOC: Citizens Bank), 1.30%, VRDN	4,351,000	4,351,000
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management, Inc., (LOC: Wachovia Bank), 2.90%, VRDN	500,000	500,000
4,851,000
Manufacturing 18.0%
Braxton Cnty., WV Solid Wst. Disposal RB, Weyerhaeuser Co. Proj., (Gtd. by Weyerhaeuser Co.), 1.75%, VRDN	400,000	400,000
California EDA IDRB, Plating Works, Inc. Proj., (LOC: Union Bank of California), 2.08%, VRDN	2,870,000	2,870,000
Erie Cnty., NY Indl. Dev. Agcy. IDRB, The Colad Group, Inc.:
Ser. A, (LOC: J.P. Morgan Chase Bank), 1.12%, VRDN	850,000	850,000
Ser. B, (LOC: J.P. Morgan Chase Bank), 1.12%, VRDN	320,000	320,000
Frankfort, IN EDRB, Gen. Seating American Proj., (LOC: Dai-Ichi Kangyo Bank, Ltd.), 4.13%, VRDN	875,000	875,000
Martin Cnty., NC Indl. Facs. PCRB, Weyerhaeuser Proj., (Gtd. by Weyerhaeuser Co.), 1.92%, VRDN	1,200,000	1,200,000
New York, NY IDA RB, Contractors Sheet Metals, (LOC: Citibank), 1.20%, VRDN	1,960,000	1,960,000
Oswego Cnty., NY IDRB, Crysteel Manufacturing, Inc. Proj., Ser. A, (LOC: U.S. Bank), 1.22%, VRDN	4,375,000	4,375,000
Puerto Rico, Med. & Env. Pollution Ctl. Facs. RB, Becton Dickenson & Co., (Gtd. by Becton Dickenson & Co.), 1.35%, VRDN	2,100,000	2,100,000
Rockland Cnty., NY IDA RB, MIC Technology, Ser. A, (LOC: FleetBank), 1.30%, VRDN	1,000,000	1,000,000
Ulster Cnty., NY Indl. Dev. Agcy. RB:
Sunwize Tech, Inc., Ser. A, (LOC: HSBC Bank USA), 1.20%, VRDN	1,850,000	1,850,000
Zumtobel Staff Proj., Ser. A, (LOC: Creditanstalt-Bank), 1.22%, VRDN	1,500,000	1,500,000
19,300,000
Miscellaneous Revenue 0.2%
Port Arthur, TX Navigation Dist. RB, Fina Oil & Chemical Co. Proj., 1.18%, VRDN	200,000	200,000
Power 0.9%
New York Energy Research & Dev. Auth. PCRB, Ser. E & G, 1.08%, VRDN	1,000,000	1,000,000
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

MUNICIPAL OBLIGATIONS continued
Public Facilities 0.9%
California Econ. Recovery RB, Ser. C-12, (SPA: Depfa Bank plc & Gtd. by XL Capital Assurance, Inc.), 1.07%, VRDN	$ 1,000,000	$ 1,000,000
Tobacco Revenue 12.8%
Monroe Tobacco Asset Security Corp., NY RB PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 1.19%, VRDN	6,865,000	6,865,000
New York Cnty., NY Tobacco Trust RB, (Liq.: Merrill Lynch & Co., Inc.), 1.19%, VRDN	3,900,000	3,900,000
Tobacco Settlement Financing Corp., NY PFOTER, (SPA: Merrill Lynch & Co., Inc.), 1.17%, VRDN	495,000	495,000
Tobacco Settlement Financing Corp., NY RB, (Insd. by AMBAC), 1.12%, VRDN	2,500,000	2,500,000
13,760,000
Transportation 9.5%
New York Thruway Auth. Gen. RB:
(Liq.: Morgan Stanley Dean Witter), 1.14%, VRDN	8,492,500	8,492,500
MSTR, (SPA: Societe Generale), 1.15%, VRDN	1,750,000	1,750,000
10,242,500
Utility 2.8%
Carlton, WI PCRB, Wisconsin Pwr. & Light Proj., (Gtd. by Wisconsin Pwr. & Light), 1.25%, VRDN	1,000,000	1,000,000
Long Island Pwr. Auth., NY Elec. Sys. RB, Ser. 7, Sub-Ser. 7-A, (Insd. by MBIA), 1.03%, VRDN	1,200,000	1,200,000
Long Island Pwr. Auth., NY PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 1.15%, VRDN	820,000	820,000
3,020,000
Total Municipal Obligations (cost $105,662,296)		105,662,296
Total Investments (cost $107,162,296) 99.7%		107,162,296
Other Assets and Liabilities 0.3%		304,070
Net Assets 100.0%		$ 107,466,366

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.	MBIA	Municipal Bond Investors Assurance Corp.
COP	Certificates of Participation	MHRB	Multifamily Housing Revenue Bond
EDA	Economic Development Authority	MSTR	Municipal Securities Trust Receipt
EDRB	Economic Development Revenue Bond	PCRB	Pollution Control Revenue Bond
FGIC	Financial Guaranty Insurance Co.	PFOTER	Puttable Floating Option Tax Exempt Receipt
GO	General Obligation	RB	Revenue Bond
HFA	Housing Finance Authority	RRB	Refunding Revenue Bond
IDA	Industrial Development Authority	SPA	Security Purchase Agreement
IDRB	Industrial Development Revenue Bond	VRDN	Variable Rate Demand Note
LOC	Letter of Credit
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2004.
Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of July 31, 2004:

New York	81.2%
California	5.8%
Puerto Rico	2.0%
North Carolina	1.1%
Pennsylvania	0.9%
Wisconsin	0.9%
Indiana	0.8%
New Hampshire	0.5%
West Virginia	0.4%
Texas	0.2%
Non-state specific	6.2%
100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2004:

Tier 1	87.1%
Tier 2	12.9%
100.0%

The following table shows the percent of total investments by maturity as of July 31, 2004:

2-7 Days	96.7%
8-60 Days	1.4%
61-120 Days	1.9%
100.0%
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004  (unaudited)

Assets
Investments at amortized cost	$ 107,162,296
Cash	70,237
Receivable for Fund shares sold	25,211
Interest receivable	239,963
Prepaid expenses and other assets	21,302

Total assets	107,519,009

Liabilities
Dividends payable	4,596
Payable for Fund shares redeemed	19,717
Advisory fee payable	3,347
Distribution Plan expenses payable	2,919
Due to other related parties	1,094
Accrued expenses and other liabilities	20,970

Total liabilities	52,643

Net assets	$ 107,466,366

Net assets represented by
Paid-in capital	$ 107,460,054
Undistributed net investment income	6,312

Total net assets	$ 107,466,366

Net assets consists of
Class A	$ 76,719,474
Class S	24,314,963
Class I	6,431,929

Total net assets	$ 107,466,366

Shares outstanding
Class A	76,721,921
Class S	24,320,306
Class I	6,430,909

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004  (unaudited)

Investment income
Interest	$ 708,316

Expenses
Advisory fee	225,530
Distribution Plan expenses
Class A	123,538
Class S	73,720
Administrative services fee	33,830
Transfer agent fees	39,080
Trustees' fees and expenses	787
Printing and postage expenses	19,427
Custodian and accounting fees	15,880
Registration and filing fees	19,109
Professional fees	10,969
Other	6,351

Total expenses	568,221
Less: Expense reductions	(385)
Fee waivers and expense reimbursements	(26,375)

Net expenses	541,461

Net investment income	166,855

Net increase in net assets resulting from operations	$ 166,855

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 166,855		$ 507,464
Net realized gains on securities		0		95,791

Net increase in net assets resulting from operations		166,855		603,255

Distributions to shareholders from
Net investment income
Class A		(138,552)		(413,559)
Class S		(8,897)		(67,665)
Class I		(19,310)		(108,101)

Total distributions to shareholders		(166,759)		(589,325)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	137,882,734	137,882,734	309,302,789	309,302,789
Class S	30,862,874	30,862,874	73,948,989	73,948,989
Class I	43,496,420	43,496,420	244,012,599	244,012,599

		212,242,028		627,264,377

Net asset value of shares issued in reinvestment of distributions
Class A	136,451	136,451	409,063	409,063
Class S	1,965	1,965	0	0
Class I	1,001	1,001	1,592	1,592

		139,417		410,655

Payment for shares redeemed
Class A	(143,410,290)	(143,410,290)	(328,727,238)	(328,727,238)
Class S	(31,957,023)	(31,957,023)	(84,359,814)	(84,359,814)
Class I	(39,265,773)	(39,265,773)	(242,491,497)	(242,491,497)

		(214,633,086)		(655,578,549)

Net decrease in net assets resulting from capital share transactions		(2,251,641)		(27,903,517)

Total decrease in net assets		(2,251,545)		(27,889,587)
Net assets
Beginning of period		109,717,911		137,607,498

End of period		$ 107,466,366		$ 109,717,911

Undistributed net investment income		$ 6,312		$ 6,216

See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen New York Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Each class of shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares except Class I shares pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.40% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2004, EIMC waived its fees in the amount of $7,128 and reimbursed expenses in the amount of $15,050 which combined represents 0.04% of the Fund's average daily net assets (on an annualized basis). In addition, EIMC reimbursed expenses relating to Class S shares in the amount of $4,197 which represents 0.03% of the average daily net assets of Class S shares (on an annualized basis). As of July 31, 2004, the Fund had $15,734 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.07% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At July 31, 2004, the Fund had the following open credit default swap contracts outstanding:

Annual Rate of
		Reference Debt	Notional	Fixed Payments	Payment
Expiration	Counterparty	Obligation	Amount	Made by the Fund	Frequency

	Bank of	Waste
6/1/2005	America	Management, Inc.	$500,000	0.46%	quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of

20

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567603 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Pennsylvania Municipal Money Market Fund

Evergreen Pennsylvania Municipal Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
15	STATEMENT OF ASSETS AND LIABILITIES
16	STATEMENT OF OPERATIONS
17	STATEMENTS OF CHANGES IN NET ASSETS
18	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Pennsylvania Municipal Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail

1

LETTER TO SHAREHOLDERS continued

sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were

2

LETTER TO SHAREHOLDERS continued

exacerbated by rising gasoline prices and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

Diane C. Beaver
Tax Exempt Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS*

Portfolio inception date: 8/15/1991

	Class A	Class S	Class I
Class inception date	8/22/1995	6/30/2000	8/15/1991

Nasdaq symbol	EPPXX	N/A	EPAXX

6-month return	0.23%	0.08%	0.38%

Average annual return

1 year	0.47%	0.17%	0.77%

5 year	1.86%	1.57%	2.07%

10 year	2.49%	2.38%	2.63%

7-day annualized yield	0.51%	0.21%	0.81%

30-day annualized yield	0.48%	0.18%	0.78%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Classes A and S prior to their inception is based on the performance of Class I, the original class offered. The historical returns for Classes A and S have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and S would have been lower.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class S, without which returns for Class S would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The fund's yield will fluctuate, and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

Funds that concentrate their investments in a single state may face increased risk of price fluctuation over less concentrated funds due to adverse developments within that state.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,002.34	$4.03
Class S	$1,000.00	$1,000.84	$5.52
Class I	$1,000.00	$1,003.83	$2.54
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,020.84	$4.07
Class S	$1,000.00	$1,019.34	$5.57
Class I	$1,000.00	$1,022.33	$2.56

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.81% for Class A, 1.11% for Class S and 0.51% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	0[1]	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.23%	0.52%	1.10%	2.27%	3.66%	2.90%
Ratios and supplemental data
Net assets, end of period (millions)	$25	$32	$31	$28	$19	$125
Ratios to average net assets
Expenses[2]	0.81%[3]	0.81%	0.66%	0.64%	0.65%	0.60%
Net investment income	0.47%[3]	0.53%	1.03%	2.17%	3.59%	2.87%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S		2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.02	0.02
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.02	-0.02
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.08%	0.23%	0.69%	1.82%	1.89%
Ratios and supplemental data
Net assets, end of period (millions)	$57	$71	$137	$155	$140
Ratios to average net assets
Expenses[3]	1.11%[4]	1.11%	1.07%	1.08%	1.09%[4]
Net investment income	0.17%[4]	0.23%	0.62%	1.79%	3.17%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I1		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.02	0.04	0.03
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01	-0.02	-0.04	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.38%	0.83%	1.29%	2.43%	3.82%	3.00%
Ratios and supplemental data
Net assets, end of period (millions)	$65	$76	$66	$80	$71	$62
Ratios to average net assets
Expenses[3]	0.51%[4]	0.51%	0.47%	0.48%	0.49%	0.50%
Net investment income	0.77%[4]	0.81%	1.23%	2.31%	3.73%	2.98%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2004  (unaudited)

	Principal
	Amount	Value

COMMERCIAL PAPER 1.9%
Water & Sewer 1.9%
Olcese, CA Wtr. Dist. COP, Rio Bravo Wtr. Delivery Proj., Ser. A, (SPA: Sumitomo
Mitsui Banking Corp.), 3.10%, 8/18/2004 (cost $2,800,000)	$2,800,000	$ 2,800,000
MUNICIPAL OBLIGATIONS 97.9%
Airport 2.6%
Allegheny Cnty., PA Arpt. RRB, Pittsburgh Intl. Arpt., Ser. A-1, (Insd. by AMBAC),
5.50%, 1/1/2005	580,000	589,141
Philadelphia, PA Arpt. IDA RB, Macon Trust, Ser. P-1, (Liq.: Bank of America &
Insd. by FGIC), 1.23%, VRDN	2,000,000	2,000,000
Philadelphia, PA Arpt. RB MSTR, (SPA: Societe Generale & Insd. by FGIC), 1.18%,
VRDN	1,200,000	1,200,000
3,789,141
Community Development District 6.1%
Allegheny Cnty., PA IDA RRB, Mine Safety Appliances Co., Ser. 1991, (LOC: J.P.
Morgan Chase & Co.), 1.10%, VRDN	1,000,000	1,000,000
Blair Cnty., PA IDA RB, CCK, Inc., (LOC: Fulton Bank), 1.28%, VRDN	2,200,000	2,200,000
Denver, CO Urban Renewal Auth. Tax Increment RRB, Downtown Denver, Ser. A,
(LOC: Zions First National Bank), 1.38%, VRDN	945,000	945,000
Pennsylvania Econ. Dev. Fin. Auth. EDRB, Donald Bernstein Proj., Ser. C-5, (LOC:
PNC Bank), 1.17%, VRDN	3,000,000	3,000,000
Philadelphia, PA Auth. IDRB, (LOC: PNC Bank), 1.23%, VRDN	1,800,000	1,800,000
8,945,000
Education 9.8%
ABN AMRO Munitops Cert. Trust RB, Ser. 2003-14, (SPA: ABN AMRO Bank &
Insd. by FGIC), 1.08%, VRDN	5,000,000	5,000,000
Allegheny Cnty., PA IDA RB, Pressley Ridge Sch. Proj., (LOC: National City Bank),
1.16%, VRDN	2,915,000	2,915,000
Lancaster, PA IDA RB, Student Lodging, Inc. Proj., (LOC: Fulton Bank), 1.23%,
VRDN	2,500,000	2,500,000
Midway, CA Sch. Dist COP, Ser. 2000, (Liq.: Union Bank of California), 1.34%,
VRDN	1,480,000	1,480,000
New Jersey EDA RB, Ser. 572, (Liq.: Morgan Stanley & Insd. by AMBAC), 1.08%,
VRDN	500,000	500,000
Pennsylvania Higher Edl. Facs. Auth. Hosp. RB, Ser. 802, 1.18%, VRDN	1,600,000	1,600,000
Philadelphia, PA Sch. Dist. GO, Ser. 345, (Liq.: Morgan Stanley & Insd. by MBIA),
1.14%, VRDN	440,000	440,000
14,435,000
General Obligation - State 2.2%
California MSTR GO, Ser. 3, (Liq.: Chase Manhattan Bank & Insd. by MBIA),
1.20%, VRDN	1,000,000	1,000,000
Pennsylvania MSTR, (LOC: J.P. Morgan Chase & Co.), 1.10%, VRDN	2,245,000	2,245,000
3,245,000
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Hospital 5.7%
Butler Cnty., PA IDA RB, Concordia Lutheran, Ser. C, (LOC: FleetBank &
Liq.: Radian), 1.15%, VRDN	$1,000,000	$ 1,000,000
Lancaster Cnty., PA Hosp. Auth. RB, Lancaster Gen. Hosp. Proj., (LOC: Fulton
Bank), 1.23%, VRDN	2,000,000	2,000,000
Lehigh Cnty., PA Gen. Purpose Auth. RB, (Liq.: Merrill Lynch & Co., Inc. & Insd.
by AMBAC), 1.30%, VRDN	350,000	350,000
Philadelphia, PA Auth. IDRB, Inglis House Proj., (LOC: J.P. Morgan Chase & Co.),
1.90%, VRDN	5,000,000	5,000,000
8,350,000
Housing 6.7%
Class B Revenue Bond Cert. Trust, Ser. 2001-1, (Gtd. by American International
Group), 1.58%, VRDN	2,648,000	2,648,000
Lancaster, PA IDA RB, Davco Family, Class A, (LOC: Fulton Bank), 1.28%, VRDN	1,645,000	1,645,000
Pennsylvania HFA PFOTER FRN, 1.25%, 1/6/2005	1,475,000	1,475,449
PFOTER, Class I, (Liq.: Merrill Lynch & Co., Inc.), 1.28%, VRDN	1,560,000	1,560,000
Philadelphia, PA Redev. Auth. PFOTER, (Liq.: Merrill Lynch & Co., Inc.), 1.15%,
VRDN	2,490,000	2,490,000
9,818,449
Industrial Development Revenue 36.1%
Butler Cnty., PA IDA IDRB, Mine Safety Appliances Co.:
Ser. 1992-A, (LOC: J.P. Morgan Chase & Co.), 1.20%, VRDN	3,000,000	3,000,000
Ser. 1992-B, (LOC: J.P. Morgan Chase & Co.), 1.20%, VRDN	1,000,000	1,000,000
Butler Cnty., PA IDRRB, Mine Safety Appliances Co., Ser. 1991-A, (LOC: J.P. Morgan
Chase & Co.), 1.10%, VRDN	1,000,000	1,000,000
Chester Cnty., PA IDA IDRB, KAC III Realty Corp. Proj., Ser. A, (LOC: PNC Bank),
1.22%, VRDN	2,550,000	2,550,000
Cumberland Cnty., PA IDA RB, Lane Enterprises, Inc. Proj., (LOC: PNC Bank),
1.22%, VRDN	3,145,000	3,145,000
Franconia Township, PA IDA RB, Ashers Chocolates Proj., Ser. A, (LOC: Mellon
Bank), 1.33%, VRDN	3,000,000	3,000,000
Hatfield Township, PA IDA Exempt Facs. RB, Hatfield Quality Meats Proj., (LOC:
Bank of America), 1.13%, VRDN	2,500,000	2,500,000
Lancaster, PA IDA RB, Ris Paper Co. Proj., (LOC: PNC Bank), 1.22%, VRDN	1,565,000	1,565,000
Lane Cnty., OR Sewage Disposal RB, Weyerhaeuser Co. Proj., 1.40%, VRDN	2,900,000	2,900,000
Montgomery Cnty., PA IDA RB, Vari Corp. Proj., Ser. C, (LOC: AllFirst Bank),
1.33%, VRDN	900,000	900,000
Montgomery Cnty., PA IDRRB, Spring City, Ltd. Proj., (LOC: Summit Bank),
1.57%, VRDN	3,000,000	3,000,000
New Hampshire Business Fin. Auth. Solid Wst. Disposal RB, Waste Management,
Inc., (LOC: Wachovia Bank), 2.90%, VRDN	500,000	500,000
Pennsylvania Econ. Dev. Fin. Auth. EDRB:
Ser. G-6, (LOC: PNC Bank), 1.17%, VRDN	1,050,000	1,050,000
Ser. G-12, (LOC: PNC Bank), 1.17%, VRDN	800,000	800,000
Computer Components Proj., Ser. G-3, (LOC: PNC Bank), 1.17%, VRDN	900,000	900,000
EPT Associates Proj., Ser. B-5, (LOC: PNC Bank), 1.17%, VRDN	1,000,000	1,000,000
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Industrial Development Revenue continued
Pennsylvania Econ. Dev. Fin. Auth. EDRB:
Fitzpatrick Container Corp., Ser. A-1, (LOC: PNC Bank), 1.17%, VRDN	$ 3,200,000	$ 3,200,000
Ganflec Corp. Proj., Ser. E, (LOC: PNC Bank), 1.17%, VRDN	2,100,000	2,100,000
Johnston Welding & Fabric, Ser. B-1, (LOC: PNC Bank), 1.17%, VRDN	900,000	900,000
O'Neill Family LLC, Ser. B-8, (LOC: PNC Bank), 1.17%, VRDN	2,200,000	2,200,000
Pennsylvania Econ. Dev. Fin. Auth. RB:
Ser. A-1, (LOC: PNC Bank), 1.17%, VRDN	800,000	800,000
Ser. B-1, (LOC: PNC Bank), 1.17%, VRDN	1,600,000	1,600,000
Ser. B-2, (LOC: PNC Bank), 1.17%, VRDN	1,000,000	1,000,000
First Street Partners Proj., Ser. H-4, (LOC: PNC Bank), 1.17%, VRDN	1,400,000	1,400,000
Hamill Manufacturing Co. Proj., Ser. H-6, (LOC: PNC Bank), 1.17%, VRDN	1,200,000	1,200,000
Savicor Associates LP:
Ser. H-3, (LOC: PNC Bank), 1.17%, VRDN	1,200,000	1,200,000
Ser. H-10, (LOC: PNC Bank), 1.17%, VRDN	1,300,000	1,300,000
Philadelphia, PA IDRB, Allied Corp. Proj., (Gtd. by Honeywell International), 1.30%,
VRDN	490,000	490,000
Philadelphia, PA Indl. Dev. PCRB, Allied Corp. Proj., (Gtd. by Honeywell
International), 1.30%, VRDN	1,010,000	1,010,000
Washington Cnty., PA IDA RB, Engineered Products, Inc. Proj., Ser. A, (LOC:
Citizens Bank), 1.17%, VRDN	640,000	640,000
Westmoreland Cnty., PA IDA RB, White Consolidated Industries, Inc., (SPA: Bank
of Nova Scotia), 1.26%, VRDN	5,100,000	5,100,000
52,950,000
Miscellaneous Revenue 1.7%
Tobacco Settlement Fin. Corp., NY, (Liq.: Merrill Lynch & Co., Inc.), 1.17%, VRDN	2,460,000	2,460,000
Port Authority 1.4%
Pennsylvania Econ. Dev. Fin. Auth. EDRB, Port of Pittsburgh, Ser. G-10, (LOC:
PNC Bank), 1.17%, VRDN	2,000,000	2,000,000
Resource Recovery 10.4%
Pennsylvania Econ. Dev. Fin. Auth. IDRB, Babcock & Wilcox Co., Ser. A-2, (LOC:
PNC Bank), 1.32%, VRDN	4,550,000	4,550,000
Washington Cnty., PA IDA Solid Wst. Disposal RB, America Iron Oxide Co. Proj.,
1.48%, VRDN	10,700,000	10,700,000
15,250,000
Special Tax 1.0%
Norristown, PA TAN & RAN, 1.50%, 12/30/2004	750,000	750,000
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax ROC, (LOC: Citigroup & Insd.
by FGIC), 1.14%, VRDN	675,000	675,000
1,425,000
Transportation 1.1%
New York Thruway Auth. Gen. RB, (SPA: Societe Generale), 1.15%, VRDN	500,000	500,000
Pennsylvania Turnpike Commission RB, Ser. Q, (SPA: WestLandesbank AG), 1.14%,
VRDN	1,200,000	1,200,000
1,700,000
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
Utility 1.9%
Carlton, WI PCRB, Wisconsin Power & Light Proj., (Gtd. by Wisconsin Power &
Light), 1.25%, VRDN	$ 1,800,000	$ 1,800,000
Lehigh Cnty., PA IDA RB, Allegheny Electric Corp., Inc., (LOC: RaboBank
Nederland), 1.20%, VRDN	835,000	835,000
Sweetwater Cnty., WY Env. Impt. RB, Pacificorp Proj., (LOC: Bank One), 1.16%,
VRDN	200,000	200,000
2,835,000
Water & Sewer 11.2%
Philadelphia, PA Wtr. & Wstwtr. RB, Facs. MTC, Ser. 1999-1, (LOC: Commerzbank
AG & Insd. by AMBAC), 1.57%, VRDN	15,495,000	15,495,000
Pittsburgh, PA Wtr. & Swr. Auth. RB, Ser. 346, (Liq.: Morgan Stanley), 1.14%,
VRDN	995,000	995,000
16,490,000
Total Municipal Obligations (cost $143,692,590)		143,692,590
Total Investments (cost $146,492,590) 99.8%		146,492,590
Other Assets and Liabilities 0.2%		240,658
Net Assets 100.0%		$ 146,733,248

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
COP	Certificates of Participation
EDA	Economic Development Authority
EDRB	Economic Development Revenue Bond
FGIC	Financial Guaranty Insurance Co.
FRN	Floating Rate Note
GO	General Obligation
HFA	Housing Finance Authority
IDA	Industrial Development Authority
IDRB	Industrial Development Revenue Bond
IDRRB	Industrial Development Refunding Revenue Bond
LOC	Letter of Credit
MBIA	Municipal Bond Investors Assurance Corp.
MSTR	Municipal Securities Trust Receipt
MTC	Municipal Trust Certificate
PCRB	Pollution Control Revenue Bond
PFOTER	Puttable Floating Option Tax Exempt Receipt
RAN	Revenue Anticipation Note
RB	Revenue Bond
ROC	Reset Option Certificate
RRB	Refunding Revenue Bond
SPA	Security Purchase Agreement
TAN	Tax Anticipation Note
VRDN	Variable Rate Demand Note
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

Variable Rate Demand Notes are payable on demand on no more than seven calendar days after notice is given by the Fund to the issuer or other parties not affiliated with the issuer. Interest rates are determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. Interest rates presented for these securities are those in effect at July 31, 2004.

Certain obligations held in the portfolio have credit enhancements or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC, FGIC and MBIA). Adjustable rate bonds and variable rate demand notes held in the portfolio may be considered derivative securities within the standards imposed by the Securities and Exchange Commission under Rule 2a-7 which were designed to minimize both credit and market risk.

The following table shows the percent of total investments by geographic location as of July 31, 2004:

Pennsylvania	86.8%
California	3.6%
New York	2.0%
Oregon	2.0%
Wisconsin	1.2%
Colorado	0.7%
New Hampshire	0.3%
New Jersey	0.3%
Wyoming	0.2%
Non-state specific	2.9%
100.0%

The following table shows the percent of total investments by credit quality as of July 31, 2004:

Tier 1	83.8%
Tier 2	15.7%
NR	0.5%
100.0%

The following table shows the percent of total investments by maturity as of July 31, 2004:

2-7 Days	96.2%
8-60 Days	1.9%
121-240 Days	1.9%
100.0%
See Notes to Financial Statements

14

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004 (unaudited)

Assets
Investments at amortized cost	$ 146,492,590
Cash	46,169
Receivable for Fund shares sold	600
Interest receivable	258,201
Prepaid expenses and other assets	36,768

Total assets	146,834,328

Liabilities
Dividends payable	51,256
Payable for Fund shares redeemed	13,606
Advisory fee payable	4,330
Distribution Plan expenses payable	3,404
Due to other related parties	920
Accrued expenses and other liabilities	27,564

Total liabilities	101,080

Net assets	$ 146,733,248

Net assets represented by
Paid-in capital	$ 146,733,127
Undistributed net investment income	268
Accumulated net realized losses on securities	(147)

Total net assets	$ 146,733,248

Net assets consists of
Class A	$ 24,572,350
Class S	56,937,007
Class I	65,223,891

Total net assets	$ 146,733,248

Shares outstanding
Class A	24,567,392
Class S	56,937,331
Class I	65,230,139

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

15

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004 (unaudited)

Investment income
Interest	$ 1,016,930

Expenses
Advisory fee	286,416
Distribution Plan expenses
Class A	39,297
Class S	183,749
Administrative services fee	47,736
Transfer agent fees	15,378
Trustees' fees and expenses	7,033
Printing and postage expenses	14,793
Custodian and accounting fees	23,355
Registration and filing fees	20,605
Professional fees	8,922
Other	8,755

Total expenses	656,039
Less: Expense reductions	(487)
Expense reimbursements	(26,750)

Net expenses	628,802

Net investment income	388,128

Net realized losses on securities	(147)

Net increase in net assets resulting from operations	$ 387,981

See Notes to Financial Statements

16

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 388,128		$ 993,701
Net realized gains or losses on securities		(147)		7,415

Net increase in net assets resulting
from operations		387,981		1,001,116

Distributions to shareholders from
Net investment income
Class A		(60,993)		(116,311)
Class S		(51,757)		(270,890)
Class I		(275,206)		(613,004)

Total distributions to shareholders		(387,956)		(1,000,205)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	22,560,142	22,560,142	55,025,444	55,025,444
Class S	46,252,462	46,252,462	130,369,542	130,369,542
Class I	71,641,846	71,641,846	137,202,677	137,202,677

		140,454,450		322,597,663

Net asset value of shares issued in
reinvestment of distributions
Class A	59,520	59,520	107,546	107,546
Class S	855	855	0	0
Class I	34,055	34,055	121,865	121,865

		94,430		229,411

Payment for shares redeemed
Class A	(29,704,901)	(29,704,901)	(54,882,986)	(54,882,986)
Class S	(60,212,793)	(60,212,793)	(196,370,219)	(196,370,219)
Class I	(82,317,275)	(82,317,275)	(127,402,194)	(127,402,194)

		(172,234,969)		(378,655,399)

Net decrease in net assets resulting from
capital share transactions		(31,686,089)		(55,828,325)

Total decrease in net assets		(31,686,064)		(55,827,414)
Net assets
Beginning of period		178,419,312		234,246,726

End of period		$ 146,733,248		$ 178,419,312

Undistributed net investment income		$ 268		$ 96

See Notes to Financial Statements

17

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Pennsylvania Municipal Money Market Fund (the "Fund") is a non-diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Each class of shares is sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a "guarantor" and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATE

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.36% and declining to 0.24% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2004, EIMC reimbursed expenses in the amount of $26,750 which represents 0.03% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

At July 31, 2004, the Fund had the following open credit default swap contracts outstanding:

Annual Rate of
		Reference Debt	Notional	Fixed Payments	Payment
Expiration	Counterparty	Obligation	Amount	Made by the Fund	Frequency

	Bank of	Waste
6/1/2005	America	Management, Inc.	$500,000	0.46%	quarterly

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund invests a substantial portion of its assets in issuers of municipal debt securities located in a single state, therefore, it may be more affected by economic and political developments in that state or region than would be a comparable general tax-exempt mutual fund.

11. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

12. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, repre

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

senting what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567515 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Treasury Money Market Fund

Evergreen Treasury Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
10	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen Treasury Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail

1

LETTER TO SHAREHOLDERS continued

sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were

2

LETTER TO SHAREHOLDERS continued

exacerbated by rising gasoline prices and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

Bryan K. White, CFA
Customized Fixed Income Team

PERFORMANCE AND RETURNS*

Portfolio inception date: 3/6/1991

	Class A	Class S	Class I
Class inception date	3/6/1991	6/30/2000	3/6/1991

Nasdaq symbol	ETAXX	N/A	ETYXX

6-month return	0.17%	0.04%	0.32%

Average annual return

1 year	0.32%	0.06%	0.62%

5 year	2.51%	2.27%	2.82%

10 year	3.67%	3.55%	3.98%

7-day annualized yield	0.58%	0.28%	0.88%

30-day annualized yield	0.55%	0.25%	0.84%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions.

Historical performance shown for Class S prior to its inception is based on the performance of Class A, one of the original classes offered along with Class I. The historical returns for Class S have not been adjusted to reflect the effect of each class' 12b-1 fee. These fees are 0.30% for Class A and 0.60% for Class S. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Class S would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class S. Had the fee not been reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,001.75	$3.68
Class S	$1,000.00	$1,000.39	$5.02
Class I	$1,000.00	$1,003.24	$2.19
Hypothetical
(5% return
before expenses)
Class A	$1,000.00	$1,021.18	$3.72
Class S	$1,000.00	$1,019.84	$5.07
Class I	$1,000.00	$1,022.68	$2.21

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.74% for Class A, 1.01% for Class S and 0.44% for Class I) , multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.03	0.06	0.04
Distributions to shareholders from
Net investment income	0[1]	0[1]	-0.01	-0.03	-0.06	-0.04
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.17%	0.38%	1.14%	3.00%	5.65%	4.38%
Ratios and supplemental data
Net assets, end of period (millions)	$454	$525	$773	$752	$743	$2,828
Ratios to average net assets
Expenses[2]	0.74%[3]	0.75%	0.73%	0.70%	0.73%	0.74%
Net investment income	0.35%[3]	0.38%	1.13%	2.98%	5.27%	4.28%

[1]   Amount represents less than $0.005 per share.

[2]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[3]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S		2004	2003	2002	2001[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.03	0.03
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.03	-0.03
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.11%	0.84%	2.70%	3.24%
Ratios and supplemental data
Net assets, end of period (millions)	$729	$856	$1,484	$1,826	$2,135
Ratios to average net assets
Expenses[3]	1.01%[4]	1.02%	1.03%	1.00%	1.04%[4]
Net investment income	0.08%[4]	0.12%	0.85%	2.71%	5.50%[4]

[1]   For the period from June 30, 2000 (commencement of class operations), to January 31, 2001.

[2]   Amount represents less than $ 0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I1		2004	2003	2002	2001	2000
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0.01	0.01	0.03	0.06	0.05
Distributions to shareholders from
Net investment income	0[2]	-0.01	-0.01	-0.03	-0.06	-0.05
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return	0.32%	0.68%	1.44%	3.31%	5.97%	4.69%
Ratios and supplemental data
Net assets, end of period (millions)	$1,833	$1,652	$1,201	$1,005	$1,032	$1,034
Ratios to average net assets
Expenses[3]	0.44%[4]	0.45%	0.43%	0.40%	0.43%	0.44%
Net investment income	0.65%[4]	0.66%	1.42%	3.21%	5.78%	4.58%

[1]   Effective at the close of business on May 11, 2001, Class Y shares were renamed as Institutional shares (Class I).

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS

July 31, 2004  (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Notes:
1.125%, 6/30/2005	$ 75,000,000	$ 74,454,384
1.25%, 5/31/2005	50,000,000	49,779,955
1.50%, 7/31/2005	35,000,000	34,822,103
1.625%, 3/31/2005	50,000,000	50,088,911
1.625%, 4/30/2005	50,000,000	50,097,246
1.75%, 12/31/2004	50,000,000	50,055,251
2.125%, 8/31/2004	225,000,000	225,158,079
2.125%, 10/31/2004	100,000,000	100,217,182
2.25%, 7/31/2004	100,000,000	100,000,000
6.50%, 8/15/2005	25,000,000	26,115,013
6.75%, 5/15/2005	50,000,000	52,024,548
Total U.S. Treasury Obligations (cost $812,812,672)		812,812,672
REPURCHASE AGREEMENTS* 71.2%
ABN Amro, Inc., Avg. rate of 1.28%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,029,900 (1)**	120,000,000	120,000,000
Bank of America Corp., Avg. rate of 1.28%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,029,867 (2)**	120,000,000	120,000,000
Barclays DeZeote Wedd Securities, 1.28%, dated 7/30/2004, maturing 8/2/2004, maturity value $160,017,067 (3)	160,000,000	160,000,000
Credit Suisse First Boston Corp., Avg. rate of 1.28%, dated 7/26/2004, maturing 8/2/2004, maturity value $70,017,461 (4)**	70,000,000	70,000,000
Deutsche Bank AG, Avg. rate of 1.28%, dated 7/26/2004, maturing 8/2/2004, maturity value $200,049,944 (5)**	200,000,000	200,000,000
Goldman Sachs Group, Inc., Avg. rate of 1.28%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,029,867 (6)**	120,000,000	120,000,000
Greenwich Capital Markets, Avg. rate of 1.27%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,029,733 (7)**	120,000,000	120,000,000
J.P. Morgan Securities, Inc., Avg. rate of 1.28%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,029,767 (8)**	120,000,000	120,000,000
Lehman Brothers, Inc., Avg. rate of 1.28%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,029,833 (9)**	120,000,000	120,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 1.28%, dated 7/30/2004, maturing 8/2/2004, maturity value $100,010,667 (10)	100,000,000	100,000,000
Morgan Stanley & Co., Avg. rate of 1.29%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,030,000 (11)**	120,000,000	120,000,000
RBC Dain Rauscher, Avg. rate of 1.27%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,029,633 (12)**	120,000,000	120,000,000
Salomon Smith Barney, Inc., Avg. rate of 1.30%, dated 7/26/2004, maturing 8/2/2004, maturity value $200,050,500 (13)**	200,000,000	200,000,000
Societe Generale, 1.30%, dated 7/30/2004, maturing 8/2/2004, maturity value $158,941,760 (14)	158,922,260	158,922,260
UBS Securities LLC, 1.31%, dated 7/30/2004, maturing 8/2/2004, maturity value $180,019,650 (15)	180,000,000	180,000,000
West Deutsche Landesbank, Avg. rate of 1.28%, dated 7/26/2004, maturing 8/2/2004, maturity value $120,029,800 (16)**	120,000,000	120,000,000
Total Repurchase Agreements (cost $2,148,922,260)		2,148,922,260
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

July 31, 2004  (unaudited)

	Principal Amount	Value

TIME DEPOSIT 1.7%
Credit Suisse First Boston Corp., 1.45%, 8/2/2004 (cost $50,000,000)	$ 50,000,000	$ 50,000,000
Total Investments (cost $3,011,734,932) 99.9%		3,011,734,932
Other Assets and Liabilities 0.1%		4,354,372
Net Assets 100.0%		$ 3,016,089,304

*	Collateralized by:
	(1)	$122,012,000 U.S. Treasury Note, 2.75%, 6/30/2006; value including accrued interest is $122,400,224.
	(2)	$94,967,000 U.S. Treasury Bond, 7.625%, 11/15/2022; value including accrued interest is $122,400,809.
	(3)	$138,197,000 U.S. Treasury Note, 3.375%, 1/15/2012; value including accrued interest is $163,200,231.
	(4)	$73,080,000 U.S. Treasury Note, 3.875%, 2/15/2013; value including accrued interest is $71,402,945.
	(5)	$399,844,000 STRIPS, 0.00%, 2/15/2020 to 11/15/2021; value is $163,251,303.
$27,972,000 U.S. Treasury Bond, 3.875%, 4/15/2029; value including accrued interest is $40,388,180.
	(6)	$175,162,466 STRIPS, 0.00%, 8/15/2011 to 8/15/2020; value is $122,400,000.
	(7)	$122,290,000 U.S. Treasury Note, 2.50%, 5/31/2006; value including accrued interest is $122,401,304.
	(8)	$87,617,000 U.S. Treasury Notes, 2.25% to 3.00%, 4/30/2006 to 7/15/2012; value including accrued interest is $93,091,577.
$20,115,000 U.S. Treasury Bond, 3.875%, 4/15/2029; value including accrued interest is $29,308,706.
	(9)	$235,397,138 STRIPS, 0.00%, 2/15/2005 to 2/15/2026; value is $122,400,094.
	(10)	$102,270,000 U.S. Treasury Bill, 0.00%, 10/7/2004; value is $102,003,072.
	(11)	$99,155,000 U.S. Treasury Bonds, 6.25% to 7.625%, 11/15/2022 to 2/15/2025; value including accrued interest is $122,400,472.
	(12)	$2,850,000 STRIPS, 0.00%, 2/15/2005; value is $2,823,980.
$8,000 U.S. Treasury Note, 4.00%, 6/15/2009; value including accrued interest is $8,119.
$88,107,000 U.S. Treasury Bonds, 7.875% to 8.875%, 8/15/2017 to 2/15/2021; value including accrued interest is $119,568,356.
	(13)	$205,893,168 GNMA, 5.00% to 5.50%, 7/15/2034 to 7/20/2034; value including accrued interest is $204,000,000.
	(14)	$12,000 U.S. Treasury Bill, 0.00%, 12/9/2004; value is $11,930.
$72,670,000 U.S. Treasury Notes, 1.625% to 5.875%, 11/15/2004 to 7/15/2013; value including accrued interest is $74,018,487.
$84,014,000 U.S. Treasury Bonds, 6.00% to 10.375%, 11/15/2009 to 2/15/2026; value including accrued interest is $88,070,477.
	(15)	$679,825,000 STRIPS, 0.00%, 11/15/2027; value is $183,600,329.
	(16)	$94,814,000 U.S. Treasury Bonds, 6.125% to 8.125%, 5/15/2021 to 8/15/2029; value including accrued interest is $122,400,874.
**	Variable rate repurchase agreement with rates which reset daily. The rate shown represents an average of the daily rates over the term of the agreement.

Summary of Abbreviations
GNMA	Government National Mortgage Association
STRIPS	Separately Traded Registered Interest and Principal Securities

The percent of total investments by credit quality as of July 31, 2004:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2004:

2-7 days	76.3%
8-60 days	7.5%
61-120 days	3.3%
121-240 days	1.7%
241+ days	11.2%
100.0%
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004  (unaudited)

Assets
Investments in securities	$ 862,812,672
Investments in repurchase agreements	2,148,922,260

Investments at amortized cost	3,011,734,932
Receivable for Fund shares sold	11,739
Interest receivable	6,663,970
Prepaid expenses and other assets	5,633

Total assets	3,018,416,274

Liabilities
Dividends payable	1,613,213
Payable for Fund shares redeemed	52,782
Advisory fee payable	76,643
Distribution Plan expenses payable	47,008
Due to other related parties	16,172
Accrued expenses and other liabilities	521,152

Total liabilities	2,326,970

Net assets	$ 3,016,089,304

Net assets represented by
Paid-in capital	$ 3,016,070,222
Undistributed net investment income	19,082

Total net assets	$ 3,016,089,304

Net assets consists of
Class A	$ 454,227,144
Class S	728,618,627
Class I	1,833,243,533

Total net assets	$ 3,016,089,304

Shares outstanding
Class A	454,417,254
Class S	728,618,639
Class I	1,833,284,947

Net asset value per share
Class A	$ 1.00
Class S	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004  (unaudited)

Investment income
Interest	$ 16,051,746

Expenses
Advisory fee	4,552,154
Distribution Plan expenses
Class A	728,972
Class S	2,270,297
Administrative services fee	881,062
Transfer agent fees	270,827
Trustees' fees and expenses	20,688
Printing and postage expenses	84,524
Custodian and accounting fees	324,646
Registration and filing fees	160,616
Professional fees	16,202
Other	155,176

Total expenses	9,465,164
Less: Expense reductions	(4,774)
Expense reimbursements	(101,814)

Net expenses	9,358,576

Net investment income	$ 6,693,170

Net increase in net assets resulting from operations	$ 6,693,170

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 6,693,170		$ 14,896,538

Distributions to shareholders from
Net investment income
Class A		(847,748)		(2,617,205)
Class S		(296,298)		(1,439,253)
Class I		(5,548,874)		(10,838,309)

Total distributions to shareholders		(6,692,920)		(14,894,767)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	644,652,444	644,652,444	2,305,016,713	2,305,016,713
Class S	215,254,453	215,254,453	571,327,246	571,327,246
Class I	2,231,719,691	2,231,719,691	4,816,099,550	4,816,099,550

		3,091,626,588		7,692,443,509

Net asset value of shares issued in reinvestment of distributions
Class A	189,707	189,707	619,640	619,640
Class S	1,671	1,671	0	0
Class I	139,252	139,252	400,469	400,469

		330,630		1,020,109

Payment for shares redeemed
Class A	(715,538,830)	(715,538,830)	(2,553,617,931)	(2,553,617,931)
Class S	(342,329,665)	(342,329,665)	(1,199,914,235)	(1,199,914,235)
Class I	(2,050,832,020)	(2,050,832,020)	(4,365,076,734)	(4,365,076,734)

		(3,108,700,515)		(8,118,608,900)

Net decrease in net assets resulting from capital share transactions		(16,743,297)		(425,145,282)

Total decrease in net assets		(16,743,047)		(425,143,511)
Net assets
Beginning of period		3,032,832,351		3,457,975,862

End of period		$ 3,016,089,304		$ 3,032,832,351

Undistributed net investment income		$ 19,082		$ 18,832

See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen Treasury Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class S and Institutional ("Class I") shares. Each class of shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

15

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.31% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2004, EIMC reimbursed expenses relating to Class S shares in the amount of $101,814, which represents 0.03% of the average daily net assets of Class S shares (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served as the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 0.60% of the average daily net assets for Class S shares.

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

20

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567516 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen U.S. Government Money Market Fund

Evergreen U.S. Government Money Market Fund

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND'S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's website at http://www.sec.gov. In addition, the Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in
Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1.800.SEC.0330.

A description of the Fund's proxy voting policies and procedures is available without charge, upon request, by calling 1.800.343.2898, by visiting our website at EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by visiting our website at
EvergreenInvestments.com or by visiting the SEC's website at http://www.sec.gov.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2004.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

September 2004

Dennis H. Ferro President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for the Evergreen U.S. Government Money Market Fund, which covers the six-month period ended July 31, 2004.

During these challenging times, we believe the importance of proper asset allocation between stocks, bonds and cash cannot be overstated. In particular, money market funds have historically provided investors with a degree of balance and stability during periods of market turmoil and a form of liquidity during buying opportunities. However, with interest rates at 45-year lows, the contributions from money market funds to the long-term returns of diversified portfolios have been muted in recent years. Given that backdrop, our portfolio managers entered the investment period preparing for, and adapting to, the rapidly changing geopolitical and fundamental economic landscape. Some of our money market portfolio strategies involved taking advantage of pricing discrepancies at the short-end of the Treasury yield curve, as well as the use of floaters, in order to benefit from anticipated Federal Reserve actions. Despite geopolitical concerns and volatile interest rates over the past six months, we believe these money market strategies helped stabilize the long-term return potential for diversified portfolios during the most recent investment period.

The period began with positive momentum on the economic front. Gross Domestic Product ("GDP") grew in excess of 4%, and supporting data pointed to a continuation of solid growth. Retail

1

LETTER TO SHAREHOLDERS continued

sales were strong and manufacturing had managed to put together several months of consistent growth. The solid contributions from business investment, meanwhile, enabled the expansion to broaden, reinforcing the trend for sustainable economic growth. The next key for the recovery came in the form of employment growth, which has historically lagged that of GDP growth. This recovery was no exception, and fears of a jobless recovery persisted for months. Yet that too also improved, to the tune of more than 1.25 million new jobs in the first half of the fund's fiscal year.

Another condition of economic recoveries is that they have to transition from the initial phase of surging growth to more normalized periods of average growth. This historically subtle transition was abundantly clear during the second fiscal quarter as GDP growth had moderated two full percentage points, to 3%, from the approximately 5% pace over the prior twelve months. Personal consumption weakened, prices for oil and gasoline were surging, and fears of terror abounded, as the June 30 deadline approached for the handover of power in Iraq.

As if this weren't enough, the Federal Reserve had been preparing Wall Street for higher interest rates. Monetary policymakers began the second calendar quarter with a new "spin" on their message to the public, stating that they would remain "measured" in their removal of policy accommodation. Despite these attempts at improved clarity from the Fed, market interest rates alternately plunged, then soared, eventually recovering by the end of July. Indeed, the yield on the 10-year Treasury reached a year-to-date low of 3.7% on fears of the jobless recovery, only to surge to 4.9% several weeks later on consecutive monthly employment gains in excess of 300,000 jobs. These rate concerns were

2

LETTER TO SHAREHOLDERS continued

exacerbated by rising gasoline prices and the larger than forecasted readings on consumer inflation during May and June. As it turned out, the advent of the Fed's gradual tightening cycle proved to be the tonic that the markets needed, with the yield curve flattening slightly by the end of the investment period.

We continue to advise our clients to adhere to diversification strategies, including investing in money market funds, in an effort to further provide stability to their long-term investments.

Please visit our website, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our website at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, and Chairman of the Board of the Evergreen Funds, Michael S. Scofield, addressing recent SEC actions involving the Evergreen Funds.

3

FUND AT A GLANCE

as of July 31, 2004

MANAGEMENT TEAM

J. Kellie Allen
Customized Fixed Income Team
Lead Manager

Bryan K. White, CFA
Customized Fixed Income Team

PERFORMANCE AND RETURNS*

Portfolio inception date: 6/26/2001

	Class A	Class B	Class C	Class S1	Class I
Class inception date	6/26/2001	6/26/2001	6/26/2001	6/26/2001	6/26/2001

Nasdaq symbol	EGAXX	EGBXX	EGCXX	N/A	EGGXX

6-month return with sales
charge	N/A	-4.98%	-0.98%	N/A	N/A

6-month return w/o sales
charge	0.12%	0.02%	0.02%	0.04%	0.25%

Average annual return**

1 year with sales charge	N/A	-4.96%	-0.96%	N/A	N/A

1 year w/o sales charge	0.20%	0.04%	0.04%	0.06%	0.43%

Since portfolio inception	0.88%	-0.60%	0.37%	0.78%	1.06%

7-day annualized yield	0.58%	0.04%	0.04%	0.28%	0.88%

30-day annualized yield	0.50%	0.04%	0.04%	0.23%	0.81%

* The yield quotation more closely reflects the current earnings of the fund than the total return quotation.
** Adjusted for maximum sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.343.2898 for the most recent month-end performance information for Class S1. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. The maximum applicable sales charge is 5.00% for Class B and 1.00% for Class C. Classes A, I and S1 are not subject to a sales charge. Performance includes the reinvestment of income dividends and capital gain distributions.

The fund incurs a 12b-1 fee of 0.30% for Class A, 0.60% for Class S1 and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is waiving its advisory fee and reimbursing the fund for a portion of other expenses and a portion of the 12b-1 fee for Classes B, C and S1. Had the fees and expenses not been waived or reimbursed, returns would have been lower. Returns reflect expense limits previously in effect for Class A, without which returns for Class A would have been lower.

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

4

FUND AT A GLANCE continued

7-DAY ANNUALIZED YIELD

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates), through special arrangements entered into on behalf of Evergreen funds with certain financial services firms, certain institutional investors and persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994. Class I shares are only available to institutional shareholders with a minimum $1 million investment.

Class S1 shares are sold through certain broker dealers and financial institutions which have selling agreements with the fund's distributor.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

The yield will fluctuate, and there can be no guarantee that the fund will achieve its objective.

U.S. government guarantees apply only to certain securities held in the fund's portfolio and not to the fund's shares.

All data is as of July 31, 2004, and subject to change.

5

ABOUT YOUR FUND'S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders during the reporting period and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2004 to July 31, 2004.

The example illustrates your fund's costs in two ways:
  Actual expenses
  The section in the table under the heading "Actual" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

  Hypothetical example for comparison purposes
  The section in the table under the heading "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	2/1/2004	7/31/2004	Period*

Actual
Class A	$1,000.00	$1,001.21	$4.63
Class B	$1,000.00	$1,000.20	$5.92
Class C	$1,000.00	$1,000.20	$5.62
Class S1	$1,000.00	$1,000.39	$5.42
Class I	$1,000.00	$1,002.54	$3.29
Hypothetical
(5% return before
expenses)
Class A	$1,000.00	$1,020.24	$4.67
Class B	$1,000.00	$1,018.95	$5.97
Class C	$1,000.00	$1,019.24	$5.67
Class S1	$1,000.00	$1,019.44	$5.47
Class I	$1,000.00	$1,021.58	$3.32

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.93% for Class A, 1.19% for Class B, 1.13% for Class C, 1.09% for Class S1 and 0.66% for Class I), multiplied by the average account value over the period, multiplied by 182 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS A		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.12%	0.26%	1.01%	1.33%
Ratios and supplemental data
Net assets, end of period (thousands)	$994,969	$2,115,472	$3,979,856	$3,774,155
Ratios to average net assets
Expenses[3]	0.93%[4]	0.93%	0.88%	0.88%[4]
Net investment income	0.23%[4]	0.27%	1.00%	1.57%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS B		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	0[2]	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.06%	0.23%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,447	$224	$538	$64
Ratios to average net assets
Expenses[4]	1.19%[5]	1.14%	1.54%	1.75%[5]
Net investment income	0.04%[5]	0.06%	0.15%	0.63%[5]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS C		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	0[2]	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return[3]	0.02%	0.06%	0.23%	0.84%
Ratios and supplemental data
Net assets, end of period (thousands)	$2,164	$2,135	$1,451	$29
Ratios to average net assets
Expenses[4]	1.13%[5]	1.10%	1.48%	1.77%[5]
Net investment income	0.04%[5]	0.05%	0.12%	0.63%[5]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   Excluding applicable sales charges

[4]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[5]   Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS S1		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.04%	0.15%	0.99%	1.24%
Ratios and supplemental data
Net assets, end of period (thousands)	$98,660	$266,596	$431,731	$390,392
Ratios to average net assets
Expenses[3]	1.09%[4]	1.04%	0.90%	0.90%[4]
Net investment income	0.07%[4]	0.16%	0.97%	1.56%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended July 31, 2004 (unaudited)
		Year Ended January 31,
CLASS I		2004	2003	2002[1]
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	0	0	0.01	0.01
Distributions to shareholders from
Net investment income	0[2]	0[2]	-0.01	-0.01
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00
Total return	0.25%	0.45%	1.14%	1.45%
Ratios and supplemental data
Net assets, end of period (thousands)	$32	$33	$102	$3
Ratios to average net assets
Expenses[3]	0.66%[4]	0.74%	0.73%	0.68%[4]
Net investment income	0.51%[4]	0.54%	0.79%	1.69%[4]

[1]   For the period from June 26, 2001 (commencement of class operations), to January 31, 2002.

[2]   Amount represents less than $0.005 per share.

[3]   The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

[4]   Annualized

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS

July 31, 2004  (unaudited)

	Principal Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 98.2%
FFCB, FRN, 0.98%, 9/26/2005	$ 50,000,000	$ 50,000,000
FHLB:
1.55%, 5/6/2005	25,000,000	25,000,000
1.58%, 5/10/2005	25,000,000	25,000,000
FRN:
1.29%, 9/17/2004	125,000,000	124,993,038
1.44%, 8/11/2004	50,000,000	50,000,000
1.44%, 3/15/2005	242,500,000	242,477,294
1.45%, 10/7/2004	175,000,000	174,985,444
FHLMC, FRN, 1.27%, 7/28/2005	50,000,000	50,000,000
FNMA, FRN:
1.10%, 8/11/2004	150,000,000	149,972,197
1.35%, 8/31/2004	100,000,000	99,948,684
1.92%, 9/15/2004	35,000,000	35,000,000
SLMA, FRN, 1.85%, 10/25/2004	50,000,000	50,000,000
Total U.S. Government & Agency Obligations (cost $1,077,376,657)		1,077,376,657
REPURCHASE AGREEMENT 1.6%
Deutsche Bank, 1.30%, dated 7/30/2004, maturing 8/2/2004, maturity value $17,307,036 * (cost $17,305,161)	17,305,161	17,305,161
Total Investments (cost $1,094,681,818) 99.8%		1,094,681,818
Other Assets and Liabilities 0.2%		2,590,832
Net Assets 100.0%		$ 1,097,272,650

*	Collateralized by $41,902,000 STRIPS, 0.00%, 5/15/2020; value is $17,651,637.

Summary of Abbreviations
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
SLMA	Student Loan Marketing Association
STRIPS	Separately Traded Registered Interest and Principal Securities

The percent of total investments by credit quality as of July 31, 2004:

Tier 1	100%

The following table shows the percent of total investments by maturity as of July 31, 2004:

2-7 days	1.6%
8-60 days	42.0%
61-120 days	20.6%
121-240 days	22.1%
241+ days	13.7%
100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

July 31, 2004  (unaudited)

Assets
Investments at amortized cost	$ 1,094,681,818
Receivable for Fund shares sold	2,133,946
Interest receivable	1,646,198
Prepaid expenses and other assets	63,669

Total assets	1,098,525,631

Liabilities
Dividends payable	681
Payable for Fund shares redeemed	767,289
Advisory fee payable	26,798
Distribution Plan expenses payable	26,580
Due to other related parties	92,609
Accrued expenses and other liabilities	339,024

Total liabilities	1,252,981

Net assets	$ 1,097,272,650

Net assets represented by
Paid-in capital	$ 1,097,207,987
Undistributed net investment income	87,276
Accumulated net realized losses on securities	(22,613)

Total net assets	$ 1,097,272,650

Net assets consists of
Class A	$ 994,968,975
Class B	1,447,259
Class C	2,163,946
Class S1	98,660,316
Class I	32,154

Total net assets	$ 1,097,272,650

Shares outstanding
Class A	994,898,188
Class B	1,447,257
Class C	2,163,906
Class S1	98,666,492
Class I	32,143

Net asset value per share
Class A	$ 1.00
Class B	$ 1.00
Class C	$ 1.00
Class S1	$ 1.00
Class I	$ 1.00

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended July 31, 2004  (unaudited)

Investment income
Interest	$ 9,252,452

Expenses
Advisory fee	2,984,697
Distribution Plan expenses
Class A	2,149,342
Class B	1,822
Class C	10,586
Class S1	487,824
Administrative services fee	479,405
Transfer agent fees	2,667,087
Trustees' fees and expenses	8,970
Printing and postage expenses	238,023
Custodian and accounting fees	189,554
Registration and filing fees	21,452
Professional fees	17,489
Other	141,321

Total expenses	9,397,572
Less: Expense reductions	(2,811)
Fee waivers and expense reimbursements	(1,810,527)

Net expenses	7,584,234

Net investment income	1,668,218

Net realized losses on securities	(15,334)

Net increase in net assets resulting from operations	$ 1,652,884

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	July 31, 2004		Year Ended
	(unaudited)		January 31, 2004

Operations
Net investment income		$ 1,668,218		$ 9,896,200
Net realized losses on securities		(15,334)		(7,279)

Net increase in net assets resulting from operations		1,652,884		9,888,921

Distributions to shareholders from
Net investment income
Class A		(1,617,605)		(9,270,453)
Class B		(74)		(190)
Class C		(424)		(964)
Class S1		(55,235)		(628,801)
Class I		(84)		(709)

Total distributions to shareholders		(1,673,422)		(9,901,117)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	3,532,957,656	3,532,957,656	14,432,855,416	14,432,855,416
Class B	1,312,663	1,312,663	157,393	157,393
Class C	912,322	912,322	3,759,876	3,759,876
Class S1	154,399,519	154,399,519	385,796,286	385,796,286
Class I	0	0	1,673,695	1,673,695

		3,689,582,160		14,824,242,666

Net asset value of shares issued in reinvestment of distributions
Class A	1,611,253	1,611,253	9,276,586	9,276,586
Class B	63	63	134	134
Class C	323	323	873	873
Class S1	30,587	30,587	0	0
Class I	84	84	525	525

		1,642,310		9,278,118

Automatic conversion of Class B shares to Class A shares
Class A	6,058	6,058	11,796	11,796
Class B	(6,058)	(6,058)	(11,796)	(11,796)

		0		0

Payment for shares redeemed
Class A	(4,655,059,465)	(4,655,059,465)	(16,306,534,943)	(16,306,534,943)
Class B	(83,803)	(83,803)	(459,052)	(459,052)
Class C	(884,149)	(884,149)	(3,075,846)	(3,075,846)
Class S (a)	0	0	(1,016)	(1,016)
Class S1	(322,363,815)	(322,363,815)	(550,911,634)	(550,911,634)
Class I	(1,033)	(1,033)	(1,743,178)	(1,743,178)

		(4,978,392,265)		(16,862,725,669)

Net decrease in net assets resulting from capital share transactions		(1,287,167,795)		(2,029,204,885)

Total decrease in net assets		(1,287,188,333)		(2,029,217,081)
Net assets
Beginning of period		2,384,460,983		4,413,678,064

End of period		$ 1,097,272,650		$ 2,384,460,983

Undistributed net investment income		$ 87,276		$ 92,480

(a) Class S shares of the Fund were liquidated on January 12, 2004.
See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS  (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Money Market Fund (the "Fund") is a diversified series of Evergreen Money Market Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund offers Class A, Class B, Class C, Class S1 and Institutional ("Class I") shares. Class A, Class S1 and Class I shares are sold at net asset value without a front-end sales charge or contingent deferred sales charge. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Effective February 2, 2004, Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year after the month of purchase. Each class of shares, except Class I shares, pays an ongoing distribution fee.

Class S shares of the Fund were liquidated on January 12, 2004.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

As permitted under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available or not reflective of current market value are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

16

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.40% and declining to 0.30% as average daily net assets increase. Prior to April 1, 2004, the Fund paid the investment advisor an annual fee of 0.40% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. For fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup certain amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. During the six months ended July 31, 2004, EIMC waived its fees in the amount of $271,202 and reimbursed expenses in the amount of $1,034,248 which combined represents 0.16% of the Fund's average daily net assets (on an annualized basis). In addition, EIMC reimbursed expenses relating to distribution fees. The amount of reimbursements and the impact on the expense ratio of each class represented as a percentage of its average daily net assets (on an annualized basis) was as follows:

	Distribution Fees	% of Average Daily
	Reimbursed	Net Assets of Class

Class A	$ 341,838	0.05%
Class B	792	0.43%
Class C	5,603	0.53%
Class S1	156,844	0.19%

17

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

As of July 31, 2004, the Fund had $271,202 in advisory fee waivers subject to recoupment.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen money market funds, starting at 0.06% and declining to 0.04% as the aggregate average daily net assets of the Evergreen money market funds increase.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended July 31, 2004, the transfer agent fees were equivalent to an annual rate of 0.33% of the Fund's average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund's shares. Prior to May 1, 2004, Evergreen Distributor, Inc., a wholly-owned subsidiary of BISYS Fund Services, Inc., served the Fund's distributor.

The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares, 0.60% of the average daily net assets for Class S1 shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended July 31, 2004, EIS received $206 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

On July 31, 2004, the cost of investments for federal income tax purposes for the Fund was the same as for financial reporting purposes.

As of January 31, 2004, the Fund had $7,279 in capital loss carryovers for federal income tax purposes expiring in 2012.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended July 31, 2004, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced.

18

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended July 31, 2004, the Fund had no borrowings under this agreement.

10. LITIGATION

The Fund is involved in various legal actions, from time to time, in the normal course of business. In EIMC's opinion, based upon the opinions of counsel, the Fund is not involved in any legal actions that will have a material effect on the Fund's financial position and results of operations.

11. REGULATORY MATTERS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, "Evergreen") have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission ("SEC") informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff's proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC's affiliated broker-dealers had been authorized, apparently by an EIMC officer (no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in this fund's prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a

19

NOTES TO FINANCIAL STATEMENTS  (unaudited) continued

fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in each fund's prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed this fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client's net gain and the fees earned by EIMC and the expenses incurred by this fund on the client's account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed this fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager's net gain and the fees earned by EIMC and expenses incurred by this fund on the portfolio manager's account. Evergreen currently intends to make a written Wells submission explaining why it believes that no such enforcement action should be instituted, and Evergreen also intends to engage in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen's mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

Evergreen does not believe the foregoing investigations and action will have a material adverse impact on the Evergreen funds. There can be no assurance, however, that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of fund shares, which could increase fund transaction costs or operating expenses, or have other adverse consequences on the Evergreen funds.

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive Vice President and Treasurer, State Street Research & Management Company (investment advice)

Shirley L. Fulton Trustee DOB: 1/10/1952 Term of office since: 2004 Other directorships: None	Principal occupations: Partner, Helms, Henderson & Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District, Charlotte, NC

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Director, Obagi Medical Products Co.; Director, Lincoln Educational Services; Director, Diversapack Co.; Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Manager of Commercial Operations, SMI STEEL Co. - South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (executive recruitment business development/consulting company); Consultant, Kennedy Information, Inc. (executive recruitment information and research company); Consultant, AESC (The Association of Retained Executive Search Consultants); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Dr. Russell A. Salton III Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

24

TRUSTEES AND OFFICERS continued

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former Director, Enhance Financial Services, Inc.; Former Director, Old State House Association; Former Director of CTG Resources, Inc. (natural gas); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Trustee, Mentor Funds and Cash Resource Trust

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	Principal occupations: President, Chief Executive Officer and Chief Investment Officer, Evergreen Investment Company, Inc. and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation

[1] Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, North Carolina 28202.

[2] Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.
Leadership - With over $246 billion in assets under management as of June 30, 2004 and a history of innovation spanning more than 70 years, we offer the strength that comes with experience.

Excellence - We have been consistently recognized for risk-adjusted historical performance through disciplined, rigorous management focused on achieving sustainable success.

Experience - Our investment managers are seasoned professionals who share their diverse points of view and have the perspective that comes with weathering good markets and bad.

Commitment - We are dedicated to helping investment professionals and their clients achieve important goals through the investments, service and education we offer.
Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fifth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2003, Evergreen Investments was ranked third overall.

567517 rv1   9/2004

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics
(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert
Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 - Principal Accountant Fees and Services
Applicable for annual reports only.

Items 5 - Audit Committee of Listed Registrants
If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant's first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 - Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable at this time. Applicable for closed-end funds only.

Item 9 - Submission of Matters to a Vote of Security Holders
If applicable, not applicable at this time.

Item 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Money Market Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 22, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: September 22, 2004

By: ________________________
Carol A. Kosel
Principal Financial Officer

Date: September 22, 2004